                                                   Registration No. 33-70948
                                                                    811-8120


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM

                                        N-8B-2
                            Post-Effective Amendment No. 6

                                INHEIRITAGE ACCOUNT OF
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              (Exact Name of Registrant)


                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                  440 Lincoln Street
                                  Worcester MA 01653
                       (Address of Principal Executive Office)

                              Abigail M. Armstrong, Esq.
                                  440 Lincoln Street
                                  Worcester MA 01653
                  (Name and Address of Agent for Service of Process)


               It is proposed that this filing will become effective:

                _X_ Immediately upon filing pursuant to paragraph (b) ___ on(date) pursuant to paragraph (b)
                ___ 60 days after filing pursuant to paragraph (a) (1)
                ___ on (date) pursuant to paragraph (a) (1)
                ___ on (date) pursuant to paragraph (a) (2) of Rule 485
                ___ this post-effective amendment designates a new
                    effective date
                ___ for a previously filed post-effective amendment.


                           FLEXIBLE PREMIUM VARIABLE LIFE



Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 will be filed on or before February 27, 1998.

                        RECONCILIATION AND TIE BETWEEN ITEMS
                         IN FORM N-8B-2 AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS


1 . . . . . . . . Cover Page
2 . . . . . . . . Cover Page
3 . . . . . . . . Not Applicable
4 . . . . . . . . Distribution
5 . . . . . . . . The Company, The Inheiritage Account
6 . . . . . . . . The Inheiritage Account
7 . . . . . . . . Not Applicable
8 . . . . . . . . Not Applicable
9 . . . . . . . . Legal Proceedings



10. . . . . . . . Prospectus A:  Summary; Description of the Company, the
                  Inheiritage Account, Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc., and Delaware Group Premium Fund, Inc.; The Policy; Policy Termination and Reinstatement; Other Policy Provisions
                  Prospectus B:   Summary; Description of the Company, The
                  Inheiritage Account, Allmerica Investment Trust, Variable Insurance Products Fund, and T. Rowe Price International Series, Inc.; The Policy; Policy Termination and Reinstatement; Other Policy Provisions; Supplement dated February 10, 1998 to Prospectus Dated May 1, 1997





11. . . . . . . . Prospectus A:  Summary; Description of the Company, the
                  Inheiritage Account, Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc., And Delaware Group Premium Fund, Inc.; Investment Objectives and Policies
                  Prospectus B: Summary; Allmerica Investment Trust;Variable Insurance Products Fund; and T. Rowe Price International Series, Inc.; Investment Objectives and Policies; Supplement dated February 10, 1998 to Prospectus Dated
                  May 1, 1997





12. . . . . . . . Prospectus A:  Summary; Allmerica Investment Trust,
                  Variable Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc., and Delaware Group Premium Fund, Inc. Prospectus B: Summary; Allmerica Investment Trust; Variable Insurance Products Fund; and T. Rowe Price International Series, Supplement Dated February 10, 1998 to Prospectus Dated May 1, 1998





13. . . . . . . . Prospectus A: Summary; Allmerica Investment Trust, Variable
                  Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc., and Delaware Group Premium Fund, Inc. Investment Advisory Services to Allmerica Investment Trust, Investment Advisory Services to Variable Insurance Products Fund and Variable Insurance Products Fund II, Investment Advisory Services to T. Rowe Price International Series, Inc.; Investment Advisory Services to Delaware Group Premium Fund, Inc.; Charges
                  and Deductions
                  Prospectus B: Summary; Allmerica Investment Trust; Variable Insurance Products Fund; T. Rowe Price International Series, Inc.; Investment Advisory Services to the Trust; Investment Advisory Services to Variable
                  Insurance Products Fund;   Investment Advisory Services to
                  T. Rowe  Price International Series, Inc.;   Charges and
                  Deductions; Supplement dated February 10, 1998 to Prospectus Dated May 1, 1997

14. . . . . . . . Summary; Application for a Policy
15. . . . . . . . Summary; Application for a Policy; Premium Payments;
                  Allocation of Net Premiums



16. . . . . . . . Prospectus A:  The Inheiritage Account: Allmerica Investment
                  Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II, T. Rowe Price International Series, Inc., and Delaware Group Premium Fund, Inc.; International Series, Inc.; Premium Payments; Allocation of Net Premiums
                  Prospectus B: The Inheiritage Account; Allmerica Investment Trust; Variable Insurance Products Fund; and T. Rowe Price International Series, Inc.; Premium Payments; Allocation of Net Premiums; Supplement dated February 10, 1998 to Prospectus Dated May 1, 1997



17. . . . . . . . Summary; Surrender; Partial Withdrawal; Charges and
                  Deductions; Policy Termination and Reinstatement



18. . . . . . . . Prospectus A:  The Inheiritage Account: Allmerica Investment
                  Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II, T. Rowe Price International Series, Inc., and Delaware Group Premium Fund, Inc.; International Series, Inc.; Premium Payments
                  Prospectus B: The Inheiritage Account; Allmerica Investment Trust; Variable Insurance Products Fund; and T. Rowe Price International Series, Inc.; Premium Payments; Supplement dated February 10, 1998 to Prospectus Dated May 1, 1997



19. . . . . . . . Reports; Voting Rights
20  . . . . . . . Not Applicable
21. . . . . . . . Summary; Policy Loans; Other Policy Provisions
22. . . . . . . . Other Policy Provisions
23. . . . . . . . Not Required
24  . . . . . . . Other Policy Provisions
25. . . . . . . . The Company
26  . . . . . . . Not Applicable
27. . . . . . . . The Company
28. . . . . . . . Directors and Principal Officers of the Company
29. . . . . . . . The Company
30. . . . . . . . Not Applicable
31. . . . . . . . Not Applicable
32. . . . . . . . Not Applicable
33. . . . . . . . Not Applicable
34. . . . . . . . Not Applicable
35. . . . . . . . Distribution
36  . . . . . . . Not Applicable
37. . . . . . . . Not Applicable
38. . . . . . . . Summary; Distribution
39. . . . . . . . Summary; Distribution
40. . . . . . . . Not Applicable
41. . . . . . . . The Company, Distribution
42. . . . . . . . Not Applicable
43. . . . . . . . Not Applicable
44. . . . . . . . Premium Payments; Policy Value and Cash Surrender Value
45. . . . . . . . Not Applicable
46. . . . . . . . Policy Value and Cash Surrender Value; Federal Tax
                  Considerations
47. . . . . . . . The Company
48. . . . . . . . Not Applicable
49. . . . . . . . Not Applicable
50. . . . . . . . The Inheiritage Account

51. . . . . . . . Cover Page; Summary; Charges and Deductions; The Policy;
                  Policy Termination and Reinstatement;  Other Policy
                  Provisions
52. . . . . . . . Addition, Deletion or Substitution of Investments
53. . . . . . . . Federal Tax Considerations
54. . . . . . . . Not Applicable
55. . . . . . . . Not Applicable
56. . . . . . . . Not Applicable
57. . . . . . . . Not Applicable
58. . . . . . . . Not Applicable
59. . . . . . . . Not Applicable

This Post-Effective Amendment No. 6 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to Prospectus B of the Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus was previously filed in Registrant's Post-Effective Amendment No. 5 on April 30, 1997 and is incorporated by reference herein.

                      INHEIRITAGE  ACCOUNT  (PROSPECTUS B)
              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

       SUPPLEMENT DATED FEBRUARY 10, 1998 TO PROSPECTUS DATED MAY 1, 1997

                                       * * *

Effective February 10, 1998, three additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Select Emerging Markets Fund, the Select Value Opportunity Fund and the Select Strategic Growth Fund of the Allmerica Investment Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

The listing of funds on page 1 and page 21 of the prospectus is amended by adding the following:


            Fund                             Investment Adviser
            ----                             ------------------

  Select Emerging Markets Fund     Schroder Capital Management International
                                    Inc.

  Select Value Opportunity Fund    Cramer Rosenthal McGlynn, LLC

  Select Strategic Growth Fund     Cambiar Investors, Inc.

The number "eleven" is changed to "fourteen" in the third sentence under "THE INHEIRITAGE ACCOUNT" on page 19 of the Prospectus. "Seven" is changed to "ten" in the second sentence of the second paragraph under "ALLMERICA INVESTMENT TRUST" on page 20, and the three new funds are added to the listing of available funds.


                                       * * *

The second paragraph under "INVESTMENT ADVISORY SERVICES TO THE TRUST" is amended to read in its entirety as follows:

          Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company is the investment manager of the Trust. The Manager has entered into agreements with investment advisors ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust. In addition, Rogers, Casey Sponsor Services, Inc. a wholly owned subsidiary of RogersCasey, provides asset allocation recommendations that may be utilized at no cost by registered representatives who are assisting clients in developing diversified portfolios.

                                       * * *

The Fund Expenses table on page 11 of the Prospectus is deleted and the following inserted in its place:

FUND EXPENSES: The following table shows the expenses (unaudited) of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1997.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Fund
                                                                       Management        Expenses (After Any          Total Fund
 Fund                                                                     Fee       Applicable Reimbursements)         Expenses
---------------------------------------------------------------------------------------------------------------------------------
 Select Emerging Markets Fund@...........................................1.35%                  0.65%(1)               2.00%
 Select International Equity Fund........................................0.92%*                 0.20%(1)               1.12%(3)
 T. Rowe Price International Stock Portfolio.............................1.05%                  0.00%                  1.05%
 Select Aggressive Growth Fund...........................................0.89%*                 0.09%(1)               0.98%(3)
 Select Capital Appreciation Fund........................................0.95%*                 0.15%(1)               1.10%
 Select Value Opportunity Fund...........................................0.90%**                0.14%(1)               1.04%(3)
 Select Growth Fund......................................................0.85%                  0.08%(1)               0.93%(3)
 Select Strategic Growth Fund@...........................................0.85%                  0.13%(1)               0.98%
 Fidelity VIP Growth Portfolio...........................................0.60%                  0.09%                  0.69%(2)
 Select Growth and Income Fund...........................................0.70%*                 0.07%(1)               0.77%(3)
 Fidelity VIP Equity-Income Portfolio....................................0.50%                  0.08%                  0.58%(2)
 Fidelity VIP High Income Portfolio......................................0.59%                  0.12%                  0.71%
 Select Income Fund......................................................0.58%*                 0.13%(1)               0.71%
 Money Market Fund.......................................................0.27%                  0.08%(1)               0.35%
---------------------------------------------------------------------------------------------------------------------------------

@ These Portfolios commenced operations in February 1998. Expenses shown are annualized and are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than shown.

* Effective September 1, 1997, the management fee rates for these funds were revised. The management fees ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1997.

** The Select Value Opportunity Fund was formerly known as the "Small-Mid Cap Value Fund." Effective April 1, 1997, the management fee rate of the former Small-Mid Cap Value Fund was revised. In addition, effective April 1, 1997 and until further notice, the management fee for this fund has been voluntarily limited to an annual rate of 0.90% of average daily net assets. The management fee ratio shown above for the Select Value Opportunity Fund has been adjusted to assume that the revised rate and the voluntary limitation took effect on January 1, 1997. Had the voluntary limitation of 0.90% not been effective on January 1, 1997 and had the management fee rate revision discussed above been effective on January 1, 1997, the management fee ratio and the total fund expense ratio would have been 0.95% and 1.09%, respectively.

(1) Until further notice, Allmerica Investment Management Company, Inc. ("Manager"), under the Management Agreement with Allmerica Investment Trust, has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Strategic Growth and Select Growth Fund, 1.10% for Select Growth and
Income Fund, 1.00% for Select Income Fund and 0.60% for Money Market Fund.   In
addition, the Manager has agreed to waive voluntarily its management fee to the extent that expenses of the Select

Emerging Markets Fund exceed 2.00% of the Fund's average daily assets, except that such waiver shall not exceed the net amount of management fees earned by the Manager from the fund after subtracting fees paid by the Manager to Schroder Capital Management International Inc. for sub-advisory fees. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1997. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investments to declare future expense limitations with respect to these funds.

(2) A portion of the brokerage commissions the Portfolio paid was used to reduce Fund expenses. Including these reductions, total operating expenses would have been 0.57% for the Fidelity VIP Equity-Income Portfolio and 0.67% for the Fidelity VIP Growth Portfolio.

(3) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.10% for Select International Equity Fund, 0.91% for Select Growth Fund, 0.74% for Select Growth and Income Fund, 0.93% for Select Aggressive Growth, and 0.98% for Select Value Opportunity Fund.


                                       * * *


The following summaries of investment objectives and policies are added as the first, sixth and eighth summaries respectively under "INVESTMENT OBJECTIVES AND POLICIES":

          SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

          SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

          SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies.

The following information is added to the next-to-last paragraph under "INVESTMENT ADVISORY SERVICES TO THE TRUST"

          The Manager's fee, computed daily at an annual rate based on the average daily net asset value of the Fund, will be 1.35% for Select Emerging Markets Fund and 0.85% for Select Strategic Growth Fund. For the Select Value Opportunity Fund, the fee will be 1.00% for net asset value up to $100,000,000; 0.85% on the next $150,000,000; 0.80% on the next $250,000,000; 0.75% on the next $250,000,000 and 0.70% on the remainder.


                                       * * *

Footnote 14, SUBSEQUENT EVENT (UNAUDITED) under "Notes to Financial Statements" on page F-17 is deleted and replaced in its entirely with the following:

          On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

          In late July 1997, a lawsuit was instituted in Louisana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentations and related claims in the sale of life insurance policies.
          In October 1997, plaintiffs voluntarily dismissed the Lousisana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class.
          The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiff's claims, there can be no assurance that the claim will be resolved on a basis which is satisfactory to the Company.

Following are unaudited financial statements for the Inheritage Separate Account and the company for the nine-month period ended September 30, 1997.

Supplement Dated February 10, 1998
premium $10,000

            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               INHERITAGE POLICY

                                  Insured #1:  Unisex Nonsmoker Issue Age    55
                                  Insured #1:  Unisex Nonsmoker Issue Age    55
                                           Specified Face Amount =   $1,000,000
                                                    Sum Insured Option        1

                          BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                                        CHARGES WITHOUT RIDERS

               Premiums           Hypothetical 0%                Hypothetical 6%                  Hypothetical 12%
              Paid Plus      Gross Investment Return        Gross Investment Return         Gross Investment Return
              Interest       -----------------------        -----------------------         ------------------------
    Policy      At 5%    Surrender   Policy    Death      Surrender   Policy    Death       Surrender   Policy   Death
     Year     Per Year     Value     Value    Benefit       Value     Value    Benefit        Value     Value   Benefit
    -----     --------     -----     -----    -------       -----     -----    -------        -----     -----   -------
      1        10,500           0     9,235   1,000,000          0     9,804   1,000,000         0      10,373   1,000,000
      2        21,525       5,466    18,182   1,000,000      7,178    19,893   1,000,000     8,959      21,674   1,000,000
      3        33,101       7,836    26,836   1,000,000     11,269    30,269   1,000,000    14,982      33,982   1,000,000
      4        45,256      16,953    35,193   1,000,000     22,691    40,931   1,000,000    29,150      47,390   1,000,000
      5        58,019      26,151    43,251   1,000,000     34,782    51,882   1,000,000    44,896      61,996   1,000,000
      6        71,420      35,047    51,007   1,000,000     47,167    63,127   1,000,000    61,954      77,914   1,000,000
      7        85,491      43,636    58,456   1,000,000     59,847    74,667   1,000,000    80,447      95,267   1,000,000
      8       100,266      51,911    65,591   1,000,000     72,821    86,501   1,000,000   100,507     114,187   1,000,000
      9       115,779      59,860    72,400   1,000,000     86,084    98,624   1,000,000   122,277     134,817   1,000,000
      10      132,068      67,474    78,874   1,000,000     99,635   111,035   1,000,000   145,920     157,320   1,000,000
      11      149,171      75,772    84,892   1,000,000    114,502   123,622   1,000,000   172,649     181,769   1,000,000
      12      167,130      83,567    90,407   1,000,000    129,501   136,341   1,000,000   201,481     208,321   1,000,000
      13      185,986      90,811    95,371   1,000,000    144,589   149,149   1,000,000   232,598     237,158   1,000,000
      14      205,786      97,453    99,733   1,000,000    159,720   162,000   1,000,000   266,205     268,485   1,000,000
      15      226,575     103,434   103,434   1,000,000    174,837   174,837   1,000,000   302,532     302,532   1,000,000
      16      248,404     106,697   106,697   1,000,000    188,068   188,068   1,000,000   340,349     340,349   1,000,000
      17      271,324     109,102   109,102   1,000,000    201,156   201,156   1,000,000   381,578     381,578   1,000,000
      18      295,390     110,601   110,601   1,000,000    214,059   214,059   1,000,000   426,623     426,623   1,000,000
      19      320,660     110,977   110,977   1,000,000    226,587   226,587   1,000,000   475,842     475,842   1,000,000
      20      347,193     110,042   110,042   1,000,000    238,573   238,573   1,000,000   529,704     529,704   1,000,000

    Age 60     58,019      26,151    43,251   1,000,000     34,782    51,882   1,000,000    44,896      61,996   1,000,000
    Age 65    132,068      67,474    78,874   1,000,000     99,635   111,035   1,000,000   145,920     157,320   1,000,000
    Age 70    226,575     103,434   103,434   1,000,000    174,837   174,837   1,000,000   302,532     302,532   1,000,000
    Age 75    347,193     110,042   110,042   1,000,000    238,573   238,573   1,000,000   529,704     529,704   1,000,000


premium $10,000

                   ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                      INHERITAGE POLICY

                                   Insured #1:  Unisex Nonsmoker Issue Age   55
                                   Insured #1:  Unisex Nonsmoker Issue Age   55
                                             Specified Face Amount = $1,000,000
                                                           Sum Insured Option 1


                      BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                                   CHARGES WITHOUT RIDERS




               Premiums           Hypothetical 0%                Hypothetical 6%                  Hypothetical 12%
              Paid Plus      Gross Investment Return        Gross Investment Return         Gross Investment Return
              Interest       -----------------------        -----------------------         ------------------------
    Policy      At 5%    Surrender   Policy    Death      Surrender   Policy    Death       Surrender   Policy   Death
     Year     Per Year     Value     Value    Benefit       Value     Value    Benefit        Value     Value   Benefit
    -----     --------     -----     -----    -------       -----     -----    -------        -----     -----   -------

    1          10,500          0      9,195   1,000,000         0     9,764    1,000,000           0   10,333   1,000,000
    2          21,525      5,338     18,053   1,000,000     7,044    19,760    1,000,000       8,819   21,535   1,000,000
    3          33,101      7,558     26,558   1,000,000    10,970    29,970    1,000,000      14,662   33,662   1,000,000
    4          45,256     16,453     34,693   1,000,000    22,137    40,377    1,000,000      28,537   46,777   1,000,000
    5          58,019     25,336     42,436   1,000,000    33,856    50,956    1,000,000      43,845   60,945   1,000,000
    6          71,420     33,798     49,758   1,000,000    45,716    61,676    1,000,000      60,267   76,227   1,000,000
    7          85,491     41,798     56,618   1,000,000    57,672    72,492    1,000,000      77,866   92,686   1,000,000
    8         100,266     49,286     62,966   1,000,000    69,668    83,348    1,000,000      96,698  110,378   1,000,000
    9         115,779     56,189     68,729   1,000,000    81,623    94,163    1,000,000     116,807  129,347   1,000,000
    10        132,068     62,418     73,818   1,000,000    93,439   104,839    1,000,000     138,229  149,629   1,000,000
    11        149,171     69,022     78,142   1,000,000   106,152   115,272    1,000,000     162,152  171,272   1,000,000
    12        167,130     74,751     81,591   1,000,000   118,497   125,337    1,000,000     187,476  194,316   1,000,000
    13        185,986     79,497     84,057   1,000,000   130,349   134,909    1,000,000     214,262  218,822   1,000,000
    14        205,786     83,139     85,419   1,000,000   141,564   143,844    1,000,000     242,580  244,860   1,000,000
    15        226,575     85,527     85,527   1,000,000   151,972   151,972    1,000,000     272,502  272,502   1,000,000
    16        248,404     84,397     84,397   1,000,000   159,453   159,453    1,000,000     302,499  302,499   1,000,000
    17        271,324     81,421     81,421   1,000,000   165,535   165,535    1,000,000     334,266  334,266   1,000,000
    18        295,390     76,400     76,400   1,000,000   169,981   169,981    1,000,000     367,982  367,982   1,000,000
    19        320,660     68,747     68,747   1,000,000   172,190   172,190    1,000,000     403,618  403,618   1,000,000
    20        347,193     57,870     57,870   1,000,000   171,537   171,537    1,000,000     441,248  441,248   1,000,000

  Age 60       58,019     25,336     42,436   1,000,000    33,856    50,956    1,000,000      43,845   60,945   1,000,000
  Age 65      132,068     62,418     73,818   1,000,000    93,439   104,839    1,000,000     138,229  149,629   1,000,000
  Age 70      226,575     85,527     85,527   1,000,000   151,972   151,972    1,000,000     272,502  272,502   1,000,000
  Age 75      347,193     57,870     57,870   1,000,000   171,537   171,537    1,000,000     441,248  441,248   1,000,000


premium = $10,000

              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                  INHERITAGE POLICY

                                     Insured #1: Unisex Nonsmoker Issue Age  55
                                     Insured #1: Unisex Nonsmoker Issue Age  55
                                             Specified Face Amount = $1,000,000
                                                         Sum Insured Option   2

                     BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                                CHARGES WITHOUT RIDERS

               Premiums           Hypothetical 0%                Hypothetical 6%                  Hypothetical 12%
              Paid Plus      Gross Investment Return        Gross Investment Return         Gross Investment Return
              Interest       -----------------------        -----------------------         ------------------------
    Policy      At 5%    Surrender   Policy    Death      Surrender   Policy    Death       Surrender   Policy   Death
     Year     Per Year     Value     Value    Benefit       Value     Value    Benefit        Value     Value   Benefit
    -----     --------     -----     -----    -------       -----     -----    -------        -----     -----   -------
      1         10,500          0     9,234   1,009,234          0     9,804   1,009,804           0     10,373  1,010,373
      2         21,525      5,463    18,179   1,018,179      7,175    19,890   1,019,890       8,955     21,670  1,021,670
      3         33,101      7,826    26,826   1,026,826     11,257    30,257   1,030,257      14,970     33,970  1,033,970
      4         45,256     16,930    35,170   1,035,170     22,664    40,904   1,040,904      29,118     47,358  1,047,358
      5         58,019     26,106    43,206   1,043,206     34,727    51,827   1,051,827      44,829     61,929  1,061,929
      6         71,420     34,969    50,929   1,050,929     47,069    63,029   1,063,029      61,830     77,790  1,077,790
      7         85,491     43,512    58,332   1,058,332     59,683    74,503   1,074,503      80,232     95,052  1,095,052
      8        100,266     51,724    65,404   1,065,404     72,564    86,244   1,086,244     100,157    113,837  1,113,837
      9        115,779     59,590    72,130   1,072,130     85,699    98,239   1,098,239     121,731    134,271  1,134,271
      10       132,068     67,097    78,497   1,078,497     99,077   110,477   1,110,477     145,096    156,496  1,156,496
      11       149,171     75,251    84,371   1,084,371    113,702   122,822   1,122,822     171,420    180,540  1,180,540
      12       167,130     82,854    89,694   1,089,694    128,366   135,206   1,135,206     199,667    206,507  1,206,507
      13       185,986     89,851    94,411   1,094,411    143,002   147,562   1,147,562     229,959    234,519  1,234,519
      14       205,786     96,181    98,461   1,098,461    157,534   159,814   1,159,814     262,420    264,700  1,264,700
      15       226,575    101,773   101,773   1,101,773    171,869   171,869   1,171,869     297,173    297,173  1,297,173
      16       248,404    104,557   104,557   1,104,557    184,087   184,087   1,184,087     332,842    332,842  1,332,842
      17       271,324    106,375   106,375   1,106,375    195,868   195,868   1,195,868     371,160    371,160  1,371,160
      18       295,390    107,172   107,172   1,107,172    207,119   207,119   1,207,119     412,315    412,315  1,412,315
      19       320,660    106,710   106,710   1,106,710    217,551   217,551   1,217,551     456,323    456,323  1,456,323
      20       347,193    104,784   104,784   1,104,784    226,895   226,895   1,226,895     503,228    503,228  1,503,228

    Age 60      58,019     26,106    43,206   1,043,206     34,727    51,827   1,051,827      44,829     61,929  1,061,929
    Age 65     132,068     67,097    78,497   1,078,497     99,077   110,477   1,110,477     145,096    156,496  1,156,496
    Age 70     226,575    101,773   101,773   1,101,773    171,869   171,869   1,171,869     297,173    297,173  1,297,173
    Age 75     347,193    104,784   104,784   1,104,784    226,895   226,895   1,226,895     503,228    503,228  1,503,228


premium = $10,000

               ALLMERICA FINANCIAL LIFE  INSURANCE AND ANNUITY COMPANY
                                   INHERITAGE POLICY

                                     Insured #1: Unisex Nonsmoker Issue Age  55
                                     Insured #1: Unisex Nonsmoker Issue Age  55
                                             Specified Face Amount = $1,000,000
                                                           Sum Insured Option 2

                          BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                                       CHARGES WITHOUT RIDERS



               Premiums           Hypothetical 0%                Hypothetical 6%                  Hypothetical 12%
              Paid Plus      Gross Investment Return        Gross Investment Return         Gross Investment Return
              Interest       -----------------------        -----------------------         ------------------------
    Policy      At 5%    Surrender   Policy    Death      Surrender   Policy    Death       Surrender   Policy   Death
     Year     Per Year     Value     Value    Benefit       Value     Value    Benefit        Value     Value   Benefit
    -----     --------     -----     -----    -------       -----     -----    -------        -----     -----   -------

      1         10,500         0      9,195   1,009,195          0    9,764      1,009,764         0     10,333  1,010,333
      2         21,525     5,334     18,050   1,018,050      7,041   19,756      1,019,756     8,815     21,531  1,021,531
      3         33,101     7,547     26,547   1,026,547     10,957   29,957      1,029,957    14,647     33,647  1,033,647
      4         45,256    16,426     34,666   1,034,666     22,104   40,344      1,040,344    28,499     46,739  1,046,739
      5         58,019    25,280     42,380   1,042,380     33,787   50,887      1,050,887    43,761     60,861  1,060,861
      6         71,420    33,696     49,656   1,049,656     45,587   61,547      1,061,547    60,104     76,064  1,076,064
      7         85,491    41,628     56,448   1,056,448     57,448   72,268      1,072,268    77,572     92,392  1,092,392
      8        100,266    49,017     62,697   1,062,697     69,300   82,980      1,082,980    96,196    109,876  1,109,876
      9        115,779    55,780     68,320   1,068,320     81,042   93,582      1,093,582   115,983    128,523  1,128,523
      10       132,068    61,818     73,218   1,073,218     92,552  103,952      1,103,952   136,921    148,321  1,148,321
      11       149,171    68,164     77,284   1,077,284    104,835  113,955      1,113,955   160,130    169,250  1,169,250
      12       167,130    73,556     80,396   1,080,396    116,589  123,429      1,123,429   184,422    191,262  1,191,262
      13       185,986    77,874     82,434   1,082,434    127,646  132,206      1,132,206   209,748    214,308  1,214,308
      14       205,786    80,983     83,263   1,083,263    137,817  140,097      1,140,097   236,036    238,316  1,238,316
      15       226,575    82,725     82,725   1,082,725    146,875  146,875      1,146,875   263,177    263,177  1,263,177
      16       248,404    80,816     80,816   1,080,816    152,616  152,616      1,152,616   289,368    289,368  1,289,368
      17       271,324    76,918     76,918   1,076,918    156,474  156,474      1,156,474   315,955    315,955  1,315,955
      18       295,390    70,849     70,849   1,070,849    158,147  158,147      1,158,147   342,737    342,737  1,342,737
      19       320,660    62,031     62,031   1,062,031    156,905  156,905      1,156,905   369,065    369,065  1,369,065
      20       347,193    49,927     49,927   1,049,927    152,018  152,018      1,152,018   394,258    394,258  1,394,258

    Age 60      58,019    25,280     42,380   1,042,380     33,787   50,887      1,050,887    43,761     60,861   1,060,861
    Age 65     132,068    61,818     73,218   1,073,218     92,552  103,952      1,103,952   136,921    148,321   1,148,321
    Age 70     226,575    82,725     82,725   1,082,725    146,875  146,875      1,146,875   263,177    263,177   1,263,177
    Age 75     347,193    49,927     49,927   1,049,927    152,018  152,018      1,152,018   394,258    394,258   1,394,258



                          INHEIRITAGE ACCOUNT

                     NOTES TO FINANCIAL STATEMENTS

                           SEPTEMBER 30, 1997



NOTE 1 -- ORGANIZATION

     The Inheiritage Account (Inheiritage) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on April 21, 1994 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

     Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Inheiritage currently offers nineteen Sub-Accounts (See Note 3). Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica or of the Variable Insurance Products Fund (Fidelity VIP), or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR), or of T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, and DGPF (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective April 1, 1997, the Sub-Account formerly known as Small Cap Value of the Trust changed its name to Small-Mid Cap Value. At the Meeting of Shareholders of the Small Cap Value Fund, held on March 18, 1997, shareholders approved the revisions in the investment objective, name and policies of the Fund to change from investing primarily in small cap value stocks to investing primarily in small and mid-cap value stocks.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES


     INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, or DGPF. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, or DGPF at net asset value.

     FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                          INHEIRITAGE ACCOUNT

                 STATEMENTS OF ASSETS AND LIABILITIES

           STATEMENTS OF ASSETS AND LIABILITIES (Continued)

                     September 30, 1997 (Unaudited)


                                                                          Investment
                                                               Growth     Grade Income  Money Market Equity Index  Government Bond
                                                             Sub-Account  Sub-Account   Sub-Account  Sub-Account    Sub-Account
                                                                   1            2              3           4               5
                                                             -----------  ------------  -----------  ------------  --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . .   $2,505,936   $ 838,100   $1,531,153    $1,455,904     $ 183,945
Investments in shares of Fidelity Variable
 Insurance Products Funds  . . . . . . . . . . . . . . . . .            -           -            -             -             -
Investment in shares of T. Rowe Price International
 Series, Inc.    . . . . . . . . . . . . . . . . . . . . . .            -           -            -             -             -
Investment in shares of Delaware Group Premium
 Fund, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .            -           -            -             -
                                                               ----------   ---------   ----------    ----------     ---------
    Total  assets  . . . . . . . . . . . . . . . . . . . . .    2,505,936     838,100    1,531,153    $1,455,904       183,945

LIABILITIES:                                                            -           -            -             -             -
                                                               ----------   ---------   ----------    ----------     ---------
    Net assets . . . . . . . . . . . . . . . . . . . . . . .   $2,505,936   $ 838,100   $1,531,153    $1,455,904     $ 183,945
                                                               ----------   ---------   ----------    ----------     ---------
                                                               ----------   ---------   ----------    ----------     ---------

Net asset distribution by category:
  Variable life policies   . . . . . . . . . . . . . . . . .   $2,505,936   $ 837,870   $1,531,153    $1,455,904     $ 183,945
  Value of investment by Allmerica Financial Life Insurance
    and Annuity Company (Sponsor)  . . . . . . . . . . . . .            -         230            -             -             -
                                                               ----------   ---------   ----------    ----------     ----------
                                                               $2,505,936   $ 838,100   $1,531,153    $1,455,904     $ 183,945
                                                               ----------   ---------   ----------    ----------     ----------
                                                               ----------   ---------   ----------    ----------     ----------
     Units outstanding, September 30, 1997   . . . . . . . .    1,233,361     667,465    1,336,289       714,471       154,410
     Net asset value per unit, September 30, 1997  . . . . .   $ 2.031795   $1.255646   $ 1.145825    $ 2.037738     $1.191279


                                                               Select                      Select          Small
                                                             Aggressive      Select       Growth and      Mid-Cap        Select
                                                               Growth        Growth         Income         Value         Income
                                                             Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                                                  6             7             8              9             10
                                                             ------------  ------------  ------------   ------------  ------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . .  $3,630,679    $1,519,159   $1,684,997     $1,765,165    $  65,894
Investments in shares of Fidelity Variable
 Insurance Products Funds  . . . . . . . . . . . . . . . . .           -              -            -              -           -
Investment in shares of T. Rowe Price International
 Series, Inc.    . . . . . . . . . . . . . . . . . . . . . .           -              -            -              -           -
Investment in shares of Delaware Group Premium
 Fund, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .           -              -            -              -           -
                                                               ----------   ----------   ----------     ----------    ---------
    Total  assets  . . . . . . . . . . . . . . . . . . . . .    3,630,679    1,519,159    1,684,997      1,765,165       65,894

LIABILITIES:                                                            -            -            -             -             -
                                                               ----------   ----------   ----------     ----------    ---------
    Net assets . . . . . . . . . . . . . . . . . . . . . . .   $3,630,679   $1,519,159   $1,684,997     $1,765,165    $  65,894
                                                               ----------   ----------   ----------     ----------    ---------
                                                               ----------   ----------   ----------     ----------    ---------

Net asset distribution by category:
  Variable life policies   . . . . . . . . . . . . . . . . .   $3,630,679   $1,519,159   $1,684,997     $1,765,165    $  65,894
  Value of investment by Allmerica Financial Life Insurance
    and Annuity Company (Sponsor)  . . . . . . . . . . . . .            -            -            -              -            -
                                                               ----------   ----------   ----------     ----------    ---------
                                                               $3,630,679   $1,519,159   $1,684,997     $1,765,165    $  65,894
                                                               ----------   ----------   ----------     ----------    ---------
                                                               ----------   ----------   ----------     ----------    ---------
     Units outstanding, September 30, 1997   . . . . . . . .    1,873,654      785,282      892,234      1,007,071       62,304
     Net asset value per unit, September 30, 1997  . . . . .   $ 1.937753   $ 1.934539   $ 1.888514     $ 1.752772    $1.057632

* Formerly Small Cap Value Fund. See Note 1.

     The accompanying notes are an integral part of these financial statements.

                           INHEIRITAGE ACCOUNT

                  STATEMENTS OF ASSETS AND LIABILITIES

             STATEMENTS OF ASSETS AND LIABILITIES (Continued)

                      September 30, 1997 (Unaudited)


                                                                           Select             Select
                                                                       International          Capital           VIPF
                                                                           Equity          Appreciation      High Income
                                                                       Sub-Account         Sub-Account       Sub-Account
                                                                           11                  12                102
                                                                       -------------      -------------     -------------

ASSETS:
Investments in shares of
Allmerica Investment Trust ...................                         $ 2,703,956          $ 1,637,156            -
Investments in shares of Fidelity
Variable Insurance Products Funds ............                              -                   -            $ 1,481,967
Investment in shares of T. Rowe
Price International Series, Inc.  ............                              -                   -                 -

Investment in shares of Delaware
Group Premium Fund, Inc.  ....................                              -                   -                 -

    Total  assets  ............................                         2,703,956            1,637,156         1,481,967


LIABILITIES:                                                                -                   -                 -
                                                                      -------------        -------------     -------------
    Net assets  ...............................                        $ 2,703,956          $ 1,637,156       $ 1,481,967
                                                                      -------------        -------------     -------------
                                                                      -------------        -------------     -------------
Net asset distribution by category:
  Variable life policies   ...................                         $ 2,703,956          $ 1,637,156       $ 1,481,967

  Value of investment by Allmerica Financial
    Life Insurance
     and Annuity Company (Sponsor)  ..........                               -                   -                 -

                                                                      -------------        -------------    -------------
                                                                       $ 2,703,956           $ 1,637,156      $ 1,481,967
                                                                      -------------        -------------    -------------
                                                                      -------------        -------------    -------------

     Units outstanding, September 30, 1997  ..                           1,822,748               990,934         963,692
     Net asset value per unit,
      September 30, 1997  ....................                           $1.483450             $1.652135        $1.537802






                                                                             VIPF            VIPF             VIPF
                                                                          Equity-Income      Growth          Overseas
                                                                           Sub-Account      Sub-Account     Sub-Account
                                                                             103              104             105
                                                                          -------------     -----------     -----------
ASSETS:
Investments in shares of
Allmerica Investment Trust  ..................                                   -                -               -
Investments in shares of Fidelity
Variable Insurance Products Funds ............                             $  4,345,455      $ 3,623,373     $ 703,716
Investment in shares of T. Rowe
Price International Series, Inc.   ...........                                   -               -                -
Investment in shares of Delaware
Group Premium Fund, Inc. ......................                                  -               -                -
                                                                            -------------     -----------     -----------

     Total  assets  ..........................                                4,345,455        3,623,373        703,716


LIABILITIES:                                                                      -                -              -
                                                                             -------------    -----------     ------------

     Net assets  .............................                                $  4,345,455     $ 3,623,373    $ 703,716

                                                                              -------------    -----------   ------------
                                                                              -------------    ------------  ------------

Net asset distribution by category:
   Variable life policies   ..................                                $ 4,345,455     $ 3,623,373    $ 703,716

  Value of investment by Allmerica Financial
    Life Insurance and
    Annuity Company (Sponsor)  ...............                                        -               -            -
                                                                              -------------    -----------   ------------
                                                                               $ 4,345,455     $ 3,623,373    $ 703,716
                                                                              -------------    -----------   ------------
                                                                              -------------    -----------   ------------

     Units outstanding, September 30, 1997 ...                                   2,194,824       1,823,741      510,731

     Net asset value per unit,
     September 30, 1997 ......................                                   $1.979864       $1.986780     $1.377860





                                                                                VIPF II        T. Rowe Price           DGPF
                                                                            Asset Manager  Internaional Stock  International Equity
                                                                              Sub-Account      Sub-Account          Sub-Account
                                                                                 106              150                 207
                                                                            -------------  ------------------   -------------------

ASSETS:
Investments in shares of
Allmerica Investment Trust ...................                                    -                     -                  -
Investments in shares of Fidelity
Variable Insurance Products Funds ............                                $ 693,223                 -                  -
Investment in shares of T. Rowe
Price International Series, Inc.  ............                                    -                 $ 795,237              -

Investment in shares of Delaware
Group Premium Fund, Inc.  ....................                                    -                      -            $ 806,497
                                                                            -------------          -------------     -------------
    Total  assets  ............................                                 693,223               795,237           806,497


LIABILITIES:                                                                       -                     -                 -
                                                                             -------------          -------------     ------------
    Net assets  ...............................                               $ 693,223             $ 795,237          $ 806,497
                                                                             -------------          -------------     ------------
                                                                             -------------          -------------     ------------
Net asset distribution by category:
  Variable life policies   ...................                                 $693,223              $795,237          $806,497

  Value of investment by Allmerica Financial
    Life Insurance
     and Annuity Company (Sponsor)  ..........                                     -                      -                 -

                                                                             -------------          -------------    -------------
                                                                               $693,223              $795,237          $806,497
                                                                             -------------          -------------    -------------
                                                                             -------------          -------------    -------------

     Units outstanding, September 30, 1997                                      457,484               599,637           541,656
     Net asset value per unit,
      September 30, 1997  ....................                               $1.1515293             $1.326198         $1.488949


The accompanying notes are an integral part of these financial statements.

                                    INHEIRITAGE ACCOUNT
                                  STATEMENTS OF OPERATIONS

                                                                                         Growth
                                                                                      Sub-Account 1
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .      73,957                  136,012           48,237

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .      12,426                    8,082            2,845
   Administrative expenses . . . . . . . . . . . . . . . . . . .       3,504                    2,279              790
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .      15,930                   10,361            3,635
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .      58,027                  125,651           44,602
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .      15,421                    6,206              871
                                                                  -----------              -----------      -----------
     Net realized gain (loss) from gain distributions
      and sales of investments . . . . . . . . . . . . . . . . .      15,421                    6,206              871
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .     351,623                   24,343           35,675
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .     367,044                   30,549           36,546
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .     425,071                  156,200           81,148
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

                                                                                 Investment Grade Income
                                                                                      Sub-Account 2
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .      36,110                   29,860           14,621
                                                                                           -----------      -----------

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       4,735                    3,961            1,689
   Administrative expenses . . . . . . . . . . . . . . . . . . .       1,335                    1,117              469
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .       6,070                    5,078            2,158
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .      30,040                   24,782           12,463
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales
   of investments  . . . . . . . . . . . . . . . . . . . . . . .         528                      118              170
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .         528                      118              170
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .      10,540                  (11,188)          13,405
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .      11,068                  (11,070)          13,575
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .      41,108                   13,712           26,038
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------












                                                                                      Money Market
                                                                                      Sub-Account 3
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .      54,749                   32,250           32,514

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       9,186                    5,620            5,092
   Administrative expenses . . . . . . . . . . . . . . . . . . .       2,591                    1,585            1,415
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .      11,777                    7,205            6,507
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .      42,972                   25,045           26,007
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .           0                        0                0
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .           0                        0                0
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .           0                        0                0
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .           0                        0                0
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .      42,972                   25,045           26,007
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

     The accompanying notes are an integral part of these financial statements.

                                                   INHEIRITAGE ACCOUNT
                                           STATEMENTS OF OPERATIONS (Continued)


                                                                                                      Equity Index
                                                                                                     Sub-Account  4
                                                                                   ------------------------------------------------

                                                                                                             For the Year Ended
                                                                                     For the Nine               December 31,
                                                                                     Months Ended        --------------------------
                                                                                  9/30/97 (Unaudited)       1996           1995
                                                                                  -------------------    ------------   -----------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            14,049    $     16,321   $     6,792
                                                                                  -------------------    ------------   -----------


EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . . . . . . . . . .                7,300           3,711           801

   Administrative expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,060           1,047           223
                                                                                  -------------------    ------------   -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                9,360           4,758         1,024
                                                                                  -------------------    ------------   -----------


   Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . . . .                4,689          11,563         5,768
                                                                                  -------------------    ------------   -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of investments . . . . . . . . . . . . . .               36,062          13,582           650
                                                                                  -------------------    ------------   -----------
    Net realized gain (loss) from gain distributions and sales of investments. .               36,062          13,582           650

  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .              222,664          53,897        17,486
                                                                                  -------------------    ------------   -----------

     Net realized and unrealized  gain (loss) on investments . . . . . . . . . .              258,726          67,479        18,136
                                                                                  -------------------    ------------   -----------
     Net increase (decrease) in net assets from operations . . . . . . . . . . .              263,415          79,042        23,904
                                                                                  -------------------    ------------   -----------
                                                                                  -------------------    ------------   -----------










                                                   INHEIRITAGE ACCOUNT
                                           STATEMENTS OF OPERATIONS (Continued)



                                                                                                    Government Bond
                                                                                                     Sub-Account 5
                                                                                   ------------------------------------------------

                                                                                                             For the Year Ended
                                                                                     For the Nine               December 31,
                                                                                     Months Ended        --------------------------
                                                                                  9/30/97 (Unaudited)       1996           1995
                                                                                  -------------------    ------------   -----------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $             8,339    $      9,371   $     4,876



EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . . . . . . . . . .               1,313           1,395           779

   Administrative expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .                 370             394           216

    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,683           1,789           995
                                                                                 -------------------    ------------   -----------

   Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . . . .               6,656           7,582         3,881
                                                                                 -------------------    ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of investments . . . . . . . . . . . . . .                 461             416         2,220
                                                                                 -------------------    ------------   -----------
    Net realized gain (loss) from gain distributions and sales of investments. .                 461             416         2,220

  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .                 922          (2,658)        3,911
                                                                                 -------------------    ------------   -----------


     Net realized and unrealized  gain (loss) on investments . . . . . . . . . .               1,383          (2,242)        6,131
                                                                                 -------------------    ------------   -----------

     Net increase (decrease) in net assets from operations . . . . . . . . . . .               8,039           5,340        10,012
                                                                                 -------------------    ------------   -----------
                                                                                 -------------------    ------------   -----------




                                                   INHEIRITAGE ACCOUNT
                                           STATEMENTS OF OPERATIONS (Continued)



                                                                                                    Government Bond
                                                                                                     Sub-Account 5
                                                                                   ------------------------------------------------

                                                                                                             For the Year Ended
                                                                                     For the Nine               December 31,
                                                                                     Months Ended        --------------------------
                                                                                  9/30/97 (Unaudited)       1996           1995
                                                                                  -------------------    ------------   -----------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $            37,081    $    110,059    $        0



EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . . . . . . . . . .              16,239          10,984         4,636

   Administrative expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,580           3,098         1,288
                                                                                 -------------------    ------------   -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,819          14,082         5,924
                                                                                 -------------------    ------------   -----------

   Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . . . .              16,262          95,977        (5,924)
                                                                                 -------------------    ------------   -----------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of investments . . . . . . . . . . . . . .              11,166          14,437         2,278
                                                                                 -------------------    ------------   -----------

    Net realized gain (loss) from gain distributions and sales of investments. .              11,166          14,437         2,278

  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .             779,310          65,265       135,550
                                                                                 -------------------    ------------   -----------

     Net realized and unrealized  gain (loss) on investments . . . . . . . . . .             790,476          79,702       137,828
                                                                                 -------------------    ------------   -----------
     Net increase (decrease) in net assets from operations . . . . . . . . . . .             806,738         175,679       131,904
                                                                                 -------------------    ------------   -----------
                                                                                 -------------------    ------------   -----------


                             The accompanying notes are an integral part of these financial statements.

                                                              PAGE 2

                              INHEIRITAGE ACCOUNT
                     STATEMENTS OF OPERATIONS (Continued)

                                                                                      Select Growth
                                                                                      Sub-Account 7
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .       7,603                   70,775               25

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       6,607                    2,634            1,047
   Administrative expenses . . . . . . . . . . . . . . . . . . .       1,863                      743              291
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .       8,470                    3,377            1,338
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .        (867)                  67,398          (1,313)
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .      2,739                    8,490            1,936
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .      2,739                    8,490            1,936
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .    257,011                  (25,800)          18,467
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .    259,750                  (17,310)          20,403
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .    258,883                   50,088           19,090
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------


                                                                                 Select Growth and Income
                                                                                      Sub-Account 8
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .      30,827                   81,334           24,678

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       8,915                    6,466            2,675
   Administrative expenses . . . . . . . . . . . . . . . . . . .       2,514                    1,824              743
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .      11,429                    8,290            3,418
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .      19,398                   73,044           21,260
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales
   of investments  . . . . . . . . . . . . . . . . . . . . . . .       5,956                    5,532            1,275
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .       5,956                    5,532            1,275
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .     219,326                   50,803           53,136
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .     225,282                   56,335           54,411
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .     244,680                  129,379           75,671
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------





                                                                                   Small Mid-Cap Value
                                                                                      Sub-Account 9
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .       6,623                   44,323           16,135

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       8,570                    5,802            2,801
   Administrative expenses . . . . . . . . . . . . . . . . . . .       2,417                    1,636              778
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .      10,987                    7,438            3,579
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .      (4,364)                  36,885           12,556
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .      33,526                   10,246            1,180
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .      33,526                   10,246            1,180
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .     238,354                  107,671           34,744
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .     271,880                  117,917           35,924
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .     267,516                  154,802           48,480
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

* Formerly Small Cap Value Fund. See Note 1.

The accompanying notes are an integral part of these financial statements.


                              INHEIRITAGE ACCOUNT
                     STATEMENTS OF OPERATIONS (Continued)

                                                                                      Select Income
                                                                                      Sub-Account 10
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .  $    1,404

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .         127
   Administrative expenses . . . . . . . . . . . . . . . . . . .          36
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .         163                       --               --
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .       1,241                       --               --
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .          31
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .          31                       --               --
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .         105
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .         136                       --               --
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .  $    1,377                       --               --
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------


                                                                                 Select International Equity
                                                                                       Sub-Account 11
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .  $   17,991               $   24,530       $    4,810

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .      13,100                    6,466            1,757
   Administrative expenses . . . . . . . . . . . . . . . . . . .       3,695                    1,824              488
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .      16,795                    8,290            2,245
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .       1,196                   16,240            2,565
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .      14,863                    6,398            1,625
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .      14,863                    6,398            1,625
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .     152,133                  128,190           29,470
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .     166,996                  134,588           31,095
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .  $  168,192               $  150,828       $   33,660
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------





                                                                                Select Capital Appeciation
                                                                                      Sub-Account 12
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .  $        0               $    1,660       $    2,887

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       8,074                    4,971              370
   Administrative expenses . . . . . . . . . . . . . . . . . . .       2,278                    1,402              103
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .      10,352                    6,373              473
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .     (10,352)                  (4,713)           2,414
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .       4,056                    1,850              219
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .       4,056                    1,850              219
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .     186,381                    6,909           12,788
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .     190,437                    8,759           13,007
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .  $  180,085               $    4,046       $   15,421
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

The accompanying notes are an integral part of these financial statements.


                                     INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS (Continued)


                                                                        VIPF High Income
                                                                         Sub-Account 102
                                                        -------------------------------------------------
                                                           For the Nine             For the Year
                                                           Months Ended              December 31,
                                                        9/30/97 (Unaudited)       1996         1995
                                                        ------------------   ----------------------------
INVESTMENT INCOME:
 Dividends  . . . . . . . . . . . . . . . . . . . . . .      $ 76,895             $29,150      $ 4,862

EXPENSES:
 Mortality and expense risk fee . . . . . . . . . . . .         7,862               4,702        1,284
 Administrative expenses  . . . . . . . . . . . . . . .         2,217               1,326          357
                                                             --------             -------      -------
  Total expenses   . . . . . . . . . . . . . . . . . . .       10,079               6,028        1,641
                                                             --------             -------      -------
 Net investment income (loss)   . . . . . . . . . . . .        66,816              23,122        3,221

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain (loss) from sales of investments . .        11,661               1,765        1,048
                                                             --------             -------      -------

 Net realized gain (loss) from gain distributions and
  sales of investments   . . . . . . . . . . . . . . .         11,661               1,765        1,048

 Net unrealized gain (loss)  . . . . . . . . . . . . .        103,588              35,447       16,928
                                                             --------             -------      -------
  Net realized and unrealized  gain (loss)
   on investments . . . . . . . . . . . . . . . . . . .       115,249              37,212       17,976
                                                             --------             -------      -------
  Net increase (decrease) in net assets from
   operations . . . . . . . . . . . . . . . . . . . . .      $182,065             $60,334      $21,197
                                                             --------             -------      -------
                                                             --------             -------      -------


                                                                 VIPF Equity-Income
                                                                   Sub-Account 103
                                                        -------------------------------------------------
                                                           For the Nine             For the Year
                                                           Months Ended              December 31,
                                                        9/30/97 (Unaudited)       1996         1995
                                                        ------------------   ----------------------------
INVESTMENT INCOME:
 Dividends  . . . . . . . . . . . . . . . . . . . . . .      $288,684             $ 65,464     $ 37,820

EXPENSES:
 Mortality and expense risk fee . . . . . . . . . . . .        22,731               18,682        6,818
 Administrative expenses  . . . . . . . . . . . . . . .         6,412                5,269        1,894
                                                             --------             --------     --------
  Total expenses    . . . . . . . . . . . . . . . . . .        29,143               23,951        8,712
                                                             --------             --------     --------
 Net investment income (loss)   . . . . . . . . . . . .       259,541               41,513       29,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain (loss) from sales of investments . .        21,160               20,770        5,061
                                                             --------             --------     --------
 Net realized gain (loss) from gain distributions and
  sales of investments   . . . . . . . . . . . . . . .         21,160               20,770        5,061
  Net unrealized gain (loss)  . . . . . . . . . . . . .       484,145              197,470      178,135
                                                             --------             --------     --------
  Net realized and unrealized  gain (loss)
   on investments . . . . . . . . . . . . . . . . . . .       505,305              218,240      183,196
                                                             --------             --------     --------
  Net increase (decrease) in net assets from
   operations . . . . . . . . . . . . . . . . . . . . .      $764,846             $259,753     $212,304
                                                             --------             --------     --------
                                                             --------             --------     --------










                                                                         VIPF Growth
                                                                       Sub-Account 104
                                                        -------------------------------------------------
                                                           For the Nine             For the Year
                                                           Months Ended              December 31,
                                                        9/30/97 (Unaudited)       1996         1995
                                                        ------------------   ----------------------------
INVESTMENT INCOME:
 Dividends  . . . . . . . . . . . . . . . . . . . . . .      $ 90,099             $  84,694    $   1,827

EXPENSES:
 Mortality and expense risk fee . . . . . . . . . . . .        19,326                16,095        6,109
 Administrative expenses  . . . . . . . . . . . . . . .         5,451                 4,540        1,697
                                                             --------              --------     --------
  Total expenses   . . . . . . . . . . . . . . . . . . .       24,777                20,635        7,806
                                                             --------              --------     --------
 Net investment income (loss)   . . . . . . . . . . . .        65,322                64,059       (5,979)
                                                             --------              --------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain (loss) from sales of investments . .        28,598                 9,689        4,162
                                                             --------              --------     --------
  Net realized gain (loss) from gain distributions and
   sales of investments   . . . . . . . . . . . . . . .        28,598                 9,689        4,162

 Net unrealized gain (loss)  . . . . . . . . . . . . .        544,681               129,705      157,014
                                                             --------              --------     --------
  Net realized and unrealized  gain (loss)
   on investments . . . . . . . . . . . . . . . . . . .       573,279               139,394      161,176
                                                             --------              --------     --------
  Net increase (decrease) in net assets from
   operations . . . . . . . . . . . . . . . . . . . . .      $638,601              $203,453     $155,197
                                                             --------              --------     --------
                                                             --------              --------     --------


     The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                     STATEMENTS OF OPERATIONS (Continued)

                                                                                      VIPF Overseas
                                                                                     Sub-Account 105
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .  $   49,974               $   14,705       $    2,604

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       4,094                    5,779            4,128
   Administrative expenses . . . . . . . . . . . . . . . . . . .       1,154                    1,630            1,146
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .       5,248                    7,409            5,274
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .      44,726                    7,296           (2,670)
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .       7,332                   26,178            1,200
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .       7,332                   26,178            1,200
   Net unrealized gain (loss)  . . . . . . . . . . . . . . . . .      52,520                   36,231           43,023
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .      59,852                   62,409           44,223
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .  $  104,578               $   69,705       $   41,553
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------


                                                                                   VIPF II Asset Manager
                                                                                       Sub-Account 106
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .  $   69,904               $   35,481       $    7,071

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       4,114                    5,090            3,680
   Administrative expenses . . . . . . . . . . . . . . . . . . .       1,161                    1,435            1,022
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .       5,275                    6,525            4,702
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .      64,629                   28,956            2,369
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .       7,006                   19,047            2,905
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .       7,006                   19,047            2,905
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .      26,621                   23,161           56,562
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .      33,627                   42,208           59,467
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .  $   98,256               $   71,164       $   61,836
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------





                                                                        T. Rowe Price International Stock
                                                                                   Sub-Account 150
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .  $        0               $    5,000       $        0

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       3,728                    1,506              114
   Administrative expenses . . . . . . . . . . . . . . . . . . .       1,052                      425               32
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .       4,780                    1,931              146
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .      (4,780)                   3,069             (146)
                                                                  -----------              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .       4,721                      786               25
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .       4,721                      786               25
   Net unrealized gain (loss)  . . . . . . . . . . . . . . . . .      52,137                   17,465            1,602
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .      56,858                   18,251            1,627
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets from operations . . .  $   52,078               $   21,320       $    1,481
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

The accompanying notes are an integral part of these financial statements.


                              INHEIRITAGE ACCOUNT
                     STATEMENTS OF OPERATIONS (Continued)

                                                                               DGPF International Equity
                                                                                    Sub-Account 207
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .  $   12,296               $    6,505       $    1,760

EXPENSES:
  Mortality and expense risk fee . . . . . . . . . . . . . . . .       3,556                    1,812              904
   Administrative expenses . . . . . . . . . . . . . . . . . . .       1,003                      511              252
                                                                  -----------              -----------      -----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .       4,559                    2,323            1,156
                                                                  -----------              -----------      -----------
   Net investment income (loss)  . . . . . . . . . . . . . . . .       7,737                    4,182              604
                                                                  -----------              -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from sales of
   investments . . . . . . . . . . . . . . . . . . . . . . . . .       2,784                    3,693              414
                                                                  -----------              -----------      -----------
    Net realized gain (loss) from gain distributions
     and sales of investments  . . . . . . . . . . . . . . . . .       2,784                    3,693              414
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .      58,118                   28,077           11,496
                                                                  -----------              -----------      -----------
     Net realized and unrealized  gain (loss) on investments . .      60,902                   31,770           11,910
                                                                  -----------              -----------      -----------

     Net increase (decrease) in net assets from operations . . .  $   68,639               $   35,952       $   12,514
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

The accompanying notes are an integral part of these financial statements.


                                            INHEIRITAGE ACCOUNT
                                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                Growth
                                                                                             Sub-Account 1
                                                                         --------------------------------------------------
                                                                                 Nine              Year Ended December 31,
                                                                             Months Ended          ----------------------
                                                                         9/30/97 (Unaudited)       1996            1995
                                                                         ------------------       ------          ------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
     Net investment income (loss) . . . . . . . . . . . . . . . . . .    $  58,027             $  125,651     $  44,602
     Net realized gain (loss) on investments  . . . . . . . . . . . .       15,421                  6,206           871
     Net unrealized gain (loss) on investments  . . . . . . . . . . .      351,623                 24,343        35,675
                                                                         ---------              ---------       -------
    Net increase (decrease)  in net assets from operations  . . . . .      425,071                156,200        81,148
                                                                         ---------              ---------       -------
  FROM  CAPITAL TRANSACTIONS :
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . .     358,095                347,739       133,682
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . .     (17,410)               (11,851)         (725)
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . .     (23,058)
    Other transfers from (to)  the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor)  . . . .     411,038                306,635       197,720
    Net increase (decrease) in investment by Allmerica Financial
        Life Insurance and Annuity Company (Sponsor)  . . . . . . . .            -
                                                                         ---------              ---------       -------
    Net increase (decrease) in net assets from capital transactions .      728,665                642,523       330,677
                                                                         ---------              ---------       -------
    Net increase (decrease) in net assets . . . . . . . . . . . . . .    1,153,736                798,723       411,825

NET ASSETS:
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . .   1,352,200                553,477       141,652
                                                                         ---------              ---------       -------
   End of period . . . . . . . . . . . . . . . . . . . . . . . . . . .  $2,505,936             $1,352,200      $553,477
                                                                         ---------              ---------       -------
                                                                         ---------              ---------       -------


                                                                                     Investment Grade Income
                                                                                          Sub-Account 2
                                                                         --------------------------------------------------
                                                                                 Nine              Year Ended December 31,
                                                                             Months Ended          ----------------------
                                                                         9/30/97 (Unaudited)       1996            1995
                                                                         ------------------       ------          ------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
     Net investment income (loss) . . . . . . . . . . . . . . . . . .    $  30,040             $   24,782      $ 12,463
     Net realized gain (loss) on investments  . . . . . . . . . . . .          528                    118           170
     Net unrealized gain (loss) on investments  . . . . . . . . . . .       10,540                (11,188)       13,405
                                                                         ---------              ---------       -------
     Net increase (decrease)  in net assets from operations . . . . .       41,108                 13,712        26,038
                                                                         ---------              ---------       -------

  FROM  CAPITAL TRANSACTIONS :
     Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .      174,573                172,317       129,213
     Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .      (5,462)                      -          (186)
     Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .     (12,730)                      -             -
     Other transfers from (to)  the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor)  . . . .      49,437                  73,887       101,623
    Net increase (decrease) in investment by Allmerica Financial
      Life Insurance and Annuity Company (Sponsor)  . . . . . . . . .           -
                                                                         ---------              ---------       -------
    Net increase (decrease) in net assets from capital transactions .      205,818                246,204       230,650
                                                                         ---------              ---------       -------
    Net increase (decrease) in net assets . . . . . . . . . . . . . .      246,926                259,916       256,688

NET ASSETS:
   Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .      591,174                331,258        74,570
                                                                         ---------              ---------       -------
   End of period  . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 838,100              $ 591,174      $331,258
                                                                         ---------              ---------       -------
                                                                         ---------              ---------       -------


                                                                                           Money Market
                                                                                          Sub-Account 3
                                                                         --------------------------------------------------
                                                                                 Nine              Year Ended December 31,
                                                                             Months Ended          ----------------------
                                                                         9/30/97 (Unaudited)       1996            1995
                                                                         ------------------       ------          ------

INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
     Net investment income (loss) . . . . . . . . . . . . . . . . . .    $  42,972          $  25,045      $ 26,007
     Net realized gain (loss) on investments  . . . . . . . . . . . .            -                  -             -
     Net unrealized gain (loss) on investments  . . . . . . . . . . .            -                  -             -
                                                                         ---------          ---------       -------
    Net increase (decrease)  in net assets from operations  . . . . .       42,972             25,045        26,007
                                                                         ---------          ---------       -------
  FROM  CAPITAL TRANSACTIONS :
     Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .    1,286,961          1,964,968       744,319
     Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .      (44,480)              (894)            -
     Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .      (46,560)                 -             -
    Other transfers from (to)  the General Account of Allmerica
        Financial Life Insurance and Annuity Company (Sponsor)  . . .     (793,584)        (1,311,350)     (859,523)
    Net increase (decrease) in investment by Allmerica Financial
        Life Insurance and Annuity Company (Sponsor)  . . . . . . . .            -                  -             -
                                                                         ---------          ---------       -------
    Net increase (decrease) in net assets from capital transactions .      402,337            652,724      (115,204)
                                                                         ---------          ---------       -------

    Net increase (decrease) in net assets . . . . . . . . . . . . . .      445,309            677,769       (89,197)

NET ASSETS:
   Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .    1,085,844            408,075       497,272
                                                                         ---------          ---------       -------
   End of period  . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,531,153         $1,085,844      $408,075
                                                                         ---------          ---------       -------
                                                                         ---------          ---------       -------

 The accompanying notes are an integral part of these financial statements.
                                        Page 1

                                      INHEIRITAGE ACCOUNT

                                                                                            Equity Index
                                                                                            Sub-Account 4
                                                                         --------------------------------------------------
                                                                                 Nine              Year Ended December 31,
                                                                             Months Ended          ----------------------
                                                                         9/30/97 (Unaudited)       1996            1995
                                                                         ------------------       ------          ------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . .          $    4,689            $   11,563     $   5,768
  Net realized gain (loss) on investments  . . . . . . . . . . .              36,062                13,582           650
  Net unrealized gain (loss) on investments  . . . . . . . . . .             222,664                53,897        17,486
                                                                            ---------            ---------       -------
  Net increase (decrease)  in net assets from operations . . . .             263,415                79,042        23,904
                                                                            ---------            ---------       -------
FROM  CAPITAL TRANSACTIONS :
  Net premiums . . . . . . . . . . . . . . . . . . . . . . . . .             320,867               130,549        62,224
  Terminations . . . . . . . . . . . . . . . . . . . . . . . . .              (2,556)                    -             -
  Insurance charges  . . . . . . . . . . . . . . . . . . . . . .              (9,421)                    -             -
  Other transfers from (to) the General Account of Allmerica
  Financial Life Insurance and Annuity Company (Sponsor) . . . .             292,720               177,134        91,621
  Net increase (decrease) in investment by Allmerica Financial
    Life Insurance and Annuity Company (Sponsor) . . . . . . . .                  -                      -             -
                                                                            --------             ---------       -------
  Net increase (decrease) in net assets from capital transactions .          601,610               307,683       153,845
                                                                            --------             ---------       -------
Net increase (decrease) in net assets  . . . . . . . . . . . . .             865,025               386,725       177,749

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .         590,879               204,154        26,405
                                                                            --------             ---------      --------
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . .      $1,455,904             $ 590,879      $204,154
                                                                          ----------             ---------      --------
                                                                          ----------             ---------      --------




                                                                                            Government Bond
                                                                                             Sub-Account 5
                                                                         --------------------------------------------------
                                                                                 Nine              Year Ended December 31,
                                                                             Months Ended          ----------------------
                                                                         9/30/97 (Unaudited)       1996            1995
                                                                         ------------------       ------          ------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . .        $    6,656               $  7,582       $ 3,881
  Net realized gain (loss) on investments  . . . . . . . . . . . .               461                    416         2,220
  Net unrealized gain (loss) on investments  . . . . . . . . . . .               922                 (2,658)        3,911
                                                                          ----------               ---------     --------
  Net increase (decrease) in net assets from operations  . . . . .             8,039                  5,340        10,012
                                                                          ----------               ---------     --------
FROM  CAPITAL TRANSACTIONS:
  Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .           126,647                 82,419        54,632
  Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .               (63)                     -             -
  Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .            (7,647)                     -             -
  Other transfers from (to)  the General Account of Allmerica
  Financial Life Insurance and Annuity Company (Sponsor)  . . .             (114,321)                 7,432       (98,107)
  Net increase (decrease) in investment by Allmerica Financial
   Life Insurance and Annuity Company (Sponsor)  . . . . . . . .                   -                      -             -
                                                                           ----------              ---------      --------
  Net increase (decrease) in net assets from capital transactions .            4,616                 89,851       (43,475)
                                                                           ----------              ---------      --------
  Net increase (decrease) in net assets  . . . . . . . . . . . . .            12,655                 95,191       (33,463)

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .         171,290                 76,099       109,562
                                                                           ----------              ---------      --------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 183,945               $171,290       $76,099
                                                                           ----------              ---------      --------
                                                                           ----------              ---------      --------






                                                                                       Select Aggressive Growth
                                                                                            Sub-Account 6
                                                                         --------------------------------------------------
                                                                                 Nine              Year Ended December 31,
                                                                             Months Ended          ----------------------
                                                                         9/30/97 (Unaudited)       1996            1995
                                                                         ------------------       ------          ------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . .         $  16,262              $ 95,977     $  (5,924)
  Net realized gain (loss) on investments  . . . . . . . . . . . .            11,166                14,437         2,278
  Net unrealized gain (loss) on investments  . . . . . . . . . . .           779,310                65,265       135,550
                                                                          ----------              ---------      --------
  Net increase (decrease)  in net assets from operations  . . . . .          806,738               175,679       131,904
                                                                          ----------              ---------      --------
FROM  CAPITAL TRANSACTIONS:
  Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .           594,434               375,474       214,367
  Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .            (7,747)              (15,451)         (127)
  Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .           (23,126)                    -             -
  Other transfers from (to)  the General Account of Allmerica
   Financial Life Insurance and Annuity Company (Sponsor) . . . .            629,093               294,620       223,558
  Net increase (decrease) in investment by Allmerica Financial
    Life Insurance and Annuity Company (Sponsor) . . . . . . . . .                 -                     -             -
                                                                          ----------              ---------      --------
  Net increase (decrease) in net assets from capital transactions .        1,192,654               654,643       437,798
                                                                          ----------              ---------      --------


  Net increase (decrease) in net assets  . . . . . . . . . . . . .         1,999,392               830,322       569,702

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .       1,631,287               800,965       231,263
                                                                          ----------              ---------     --------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .       $3,630,679            $1,631,287      $800,965
                                                                          ----------             ---------      --------
                                                                          ----------             ---------      --------


 The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                      Select Growth
                                                                                      Sub-Account 7
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
     Net investment income (loss)  . . . . . . . . . . . . . . .  $     (867)              $   67,398       $   (1,313)
     Net realized gain (loss) on investments   . . . . . . . . .       2,739                    8,490            1,936
     Net unrealized gain (loss) on investments . . . . . . . . .     257,011                  (25,800)          18,467
                                                                  -----------              -----------      -----------
    Net increase (decrease)  in net assets from operations . . .     258,883                   50,088           19,090
                                                                  -----------              -----------      -----------
  FROM CAPITAL TRANSACTIONS:
     Net premiums  . . . . . . . . . . . . . . . . . . . . . . .     310,662                  122,752           56,664
     Terminations  . . . . . . . . . . . . . . . . . . . . . . .        (922)                  (1,127)              --
     Insurance charges . . . . . . . . . . . . . . . . . . . . .     (11,584)                      --               --
     Other transfers from (to) the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor) . .     470,840                  149,609           54,862
    Net increase (decrease) in investment by Allmerica Financial
      Life Insurance and Annuity Company (Sponsor) . . . . . . .          --                       --               --
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from capital
      transactions . . . . . . . . . . . . . . . . . . . . . . .     768,996                  271,234          111,526
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets . . . . . . . . . . .   1,027,879                  321,322          130,616

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     491,280                  169,958           39,342
                                                                  -----------              -----------      -----------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $1,519,159               $  491,280       $  169,958
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------



                                                                                 Select Growth and Income
                                                                                      Sub-Account 8
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
     Net investment income (loss)  . . . . . . . . . . . . . . .  $   19,398               $   73,044       $   21,260
     Net realized gain (loss) on investments . . . . . . . . . .       5,956                    5,532            1,275
     Net unrealized gain (loss) on investments . . . . . . . . .     219,326                   50,803           53,136
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from operations  . . .     244,680                  129,379           75,671
                                                                  -----------              -----------      -----------
  FROM CAPITAL TRANSACTIONS:
     Net premiums  . . . . . . . . . . . . . . . . . . . . . . .     222,772                  216,938          106,450
     Terminations  . . . . . . . . . . . . . . . . . . . . . . .      (2,655)                    (110)            (539)
     Insurance charges . . . . . . . . . . . . . . . . . . . . .     (15,195)                      --               --
     Other transfers from (to) the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor) . .     213,975                  161,338          202,145
    Net increase (decrease) in investment by Allmerica Financial
     Life Insurance and Annuity Company (Sponsor)  . . . . . . .          --                       --               --
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from capital
     transactions  . . . . . . . . . . . . . . . . . . . . . . .     418,897                  378,166          308,056
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets . . . . . . . . . . .     663,577                  507,545          383,727

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .   1,021,420                  513,875          130,148
                                                                  -----------              -----------      -----------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $1,684,997               $1,021,420       $  513,875
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------








                                                                                   Small Mid-Cap Value
                                                                                      Sub-Account 9
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
     Net investment income (loss)  . . . . . . . . . . . . . . .  $   (4,364)              $   36,885       $   12,556
     Net realized gain (loss) on investments . . . . . . . . . .      33,526                   10,246            1,180
     Net unrealized gain (loss) on investments . . . . . . . . .     238,354                  107,671           34,744
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from operations  . . .     267,516                  154,802           48,480
                                                                  -----------              -----------      -----------
  FROM CAPITAL TRANSACTIONS:
     Net premiums  . . . . . . . . . . . . . . . . . . . . . . .     280,201                  150,169          121,457
     Terminations  . . . . . . . . . . . . . . . . . . . . . . .      (3,972)                  (1,360)              --
     Insurance charges . . . . . . . . . . . . . . . . . . . . .      (7,132)                      --               --
     Other transfers from (to) the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor) . .     350,137                   91,341          144,338
     Net increase (decrease) in investment by Allmerica Financial
      Life Insurance and Annuity Company (Sponsor) . . . . . . .          --                       --               --
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from capital
     transactions  . . . . . . . . . . . . . . . . . . . . . . .     619,234                  240,150          265,795
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets . . . . . . . . . . .     886,750                  394,952          314,275

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     878,415                  483,463          169,188
                                                                  -----------              -----------      -----------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $1,765,165               $  878,415       $  483,463
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

(a) As of December 31, 1995 and 1996, there were no transactions for Sub-Account 10.

The accompanying notes are an integral part of these financial statements.

                                     Page 3

                                             INHEIRITAGE ACCOUNT

                                    STATEMENTS OF CHANGES IN NET ASSETS
                               STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                              Select Income
                                                                                              Sub-Account 10
                                                                     -------------------------------------------------------------
                                                                               Nine
                                                                           Months Ended          Year Ended  December 31,
                                                                                              ----------------------------
                                                                        9/30/97 (Unaudited)       1996(a)         1995(a)
                                                                        -------------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
     Net investment income (loss) . . . . . . . . . . . . . . . . . .   $             1,241               -              -

     Net realized gain (loss) on investments  . . . . . . . . . . . .                    31               -              -

     Net unrealized gain (loss) on investments  . . . . . . . . . . .                   105               -              -
                                                                        -------------------   -------------   ------------

     Net increase (decrease)  in net assets from operations.  . . . .                 1,377               -              -
                                                                        -------------------   -------------   ------------

  FROM  CAPITAL TRANSACTIONS :
     Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .                11,119               -              -

     Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .                     -               -

     Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .                  (293)              -              -

     Other transfers from (to)  the General Account of Allmerica
        Financial Life Insurance and Annuity Company (Sponsor)  . . .                53,691               -              -

     Net increase (decrease) in investment by Allmerica Financial
        Life Insurance and Annuity Company (Sponsor)  . . . . . . . .                     -               -              -
                                                                        -------------------   -------------   ------------
     Net increase (decrease) in net assets from capital transactions.                64,517               -              -
                                                                        -------------------   -------------   ------------

     Net increase (decrease) in net assets  . . . . . . . . . . . . .                65,894               -              -


NET ASSETS:
   Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .                     -               -              -
                                                                        -------------------   -------------   ------------
   End of period  . . . . . . . . . . . . . . . . . . . . . . . . . .   $            65,894               -              -
                                                                        -------------------   -------------   ------------
                                                                        -------------------   -------------   ------------


                                                                                        Select International Equity
                                                                                              Sub-Account 11
                                                                     -------------------------------------------------------------
                                                                               Nine
                                                                           Months Ended          Year Ended  December 31,
                                                                                              ----------------------------
                                                                        9/30/97 (Unaudited)        1996           1995
                                                                        -------------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
     Net investment income (loss) . . . . . . . . . . . . . . . . . .   $             1,196   $      16,240   $      2,565

     Net realized gain (loss) on investments  . . . . . . . . . . . .                14,863           6,398          1,625

     Net unrealized gain (loss) on investments  . . . . . . . . . . .               152,133         128,190         29,470
                                                                        -------------------   -------------   ------------

     Net increase (decrease)  in net assets from operations . . . . .               168,192         150,828         33,660
                                                                        -------------------   -------------   ------------

  FROM  CAPITAL TRANSACTIONS :
     Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .               569,764         330,608         86,660

     Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .                (2,815)        (10,864)             -

     Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .               (17,543)              -              -

     Other transfers from (to)  the General Account of Allmerica
        Financial Life Insurance and Annuity Company (Sponsor)  . . .               804,555         346,431        163,641

     Net increase (decrease) in investment by Allmerica Financial
        Life Insurance and Annuity Company (Sponsor)  . . . . . . . .                     -            (132)             -

                                                                        -------------------   -------------   ------------
     Net increase (decrease) in net assets from capital transactions.             1,353,961         666,043         250,30
                                                                        -------------------   -------------   ------------


     Net increase (decrease) in net assets  . . . . . . . . . . . . .             1,522,153         816,871        283,961


NET ASSETS:
   Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .             1,181,803         364,932         80,971

                                                                        -------------------   -------------   ------------
   End of period. . . . . . . . . . . . . . . . . . . . . . . . . . .   $         2,703,956   $   1,181,803   $    364,932
                                                                        -------------------   -------------   ------------
                                                                        -------------------   -------------   ------------



                                                                                        Select Capital Appreciation
                                                                                              Sub-Account 12
                                                                     -------------------------------------------------------------
                                                                               Nine
                                                                           Months Ended          Year Ended  December 31,
                                                                                              ----------------------------
                                                                        9/30/97 (Unaudited)        1996           1995
                                                                        -------------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
     Net investment income (loss) . . . . . . . . . . . . . . . . . .   $           (10,352)  $      (4,713)  $      2,414

     Net realized gain (loss) on investments  . . . . . . . . . . . .                 4,056           1,850            219

     Net unrealized gain (loss) on investments  . . . . . . . . . . .               186,381           6,909         12,788

                                                                        -------------------   -------------   ------------
    Net increase (decrease)  in net assets from operations  . . . . .               180,085           4,046         15,421
                                                                        -------------------   -------------   ------------

  FROM  CAPITAL TRANSACTIONS :
     Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .               368,246         315,826         40,487

     Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .               (6,284)            (789)             -

     Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .               (7,383)               -              -

     Other transfers from (to)  the General Account of Allmerica
        Financial Life Insurance and Annuity Company (Sponsor)  . . .               133,526         497,943         96,126

     Net increase (decrease) in investment by Allmerica Financial
        Life Insurance and Annuity Company (Sponsor)  . . . . . . . .                     -            (294)           200

                                                                        -------------------   -------------   ------------
     Net increase (decrease) in net assets from capital transactions.               488,105         812,686        136,813
                                                                        -------------------   -------------   ------------


     Net increase (decrease) in net assets  . . . . . . . . . . . . .               668,190         816,732        152,234


NET ASSETS:
   Beginning of period. . . . . . . . . . . . . . . . . . . . . . . .               968,966         152,234              -

                                                                        -------------------   -------------   ------------
   End of period. . . . . . . . . . . . . . . . . . . . . . . . . . .   $         1,637,156   $     968,966   $    152,234
                                                                        -------------------   -------------   ------------
                                                                        -------------------   -------------   ------------

(a) As of Decomber 31, 1995 and 1996, there were no transactoins for Sub-Account 10.

                                The accompanying notes are an integral part of these financial statements

                                        INHEIRITAGE ACCOUNT


                                                                                    VIPF High Income
                                                                                     Sub-Account 102
                                                                  ---------------------------------------------------------
                                                                           Nine
                                                                        Months Ended            Year Ended December 31,
                                                                    9/30/97 (Unaudited)           1996          1995
                                                                  ----------------------     ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . .        $   66,816              $ 23,122      $  3,221
  Net realized gain (loss) on investments  . . . . . . . . . . . .            11,661                 1,765         1,048
  Net unrealized gain (loss) on investments  . . . . . . . . . . .           103,588                35,447        16,928
                                                                          ----------              --------      --------
  Net increase (decrease)  in net assets from operations   . . . .           182,065                60,334        21,197
                                                                          ----------              --------      --------
FROM  CAPITAL TRANSACTIONS:
  Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .           355,937               227,688       111,201
  Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .            (6,415)               (3,177)          (94)
  Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .           (13,152)                    -             -
  Other transfers from (to)  the General Account of Allmerica
   Financial Life Insurance and Annuity Company (Sponsor) . . . . .          128,193               260,158        96,059
  Net increase (decrease) in investment by Allmerica Financial
   Life Insurance and Annuity Company (Sponsor)   . . . . . . . . .                -                     -             -
                                                                          ----------              --------      --------
  Net increase (decrease) in net assets from capital transactions.           464,563               484,669       207,166
                                                                          ----------              --------      --------
  Net increase (decrease) in net assets    . . . . . . . . . . . .           646,628               545,003       228,363

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . .           835,339               290,336        61,973
                                                                          ----------              --------      --------
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .        $1,481,967              $835,339      $290,336
                                                                          ----------              --------      --------
                                                                          ----------              --------      --------


                                                                                    VIPF Equity-Income
                                                                                      Sub-Account 103
                                                                  ---------------------------------------------------------
                                                                           Nine
                                                                        Months Ended            Year Ended December 31,
                                                                    9/30/97 (Unaudited)           1996          1995
                                                                  ----------------------     ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . .        $  259,541              $ 41,513     $   29,108
  Net realized gain (loss) on investments  . . . . . . . . . . . .            21,160                20,770          5,061
  Net unrealized gain (loss) on investments  . . . . . . . . . . .           484,145               197,470        178,135
                                                                          ----------              --------     ----------
  Net increase (decrease)  in net assets from operations   . . . .           764,846               259,753        212,304
                                                                          ----------              --------     ----------
FROM  CAPITAL TRANSACTIONS:
  Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .           741,850               718,282        382,477
  Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .           (32,817)              (19,458)          (227)
  Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .           (44,087)                    -              -
  Other transfers from (to)  the General Account of Allmerica
   Financial Life Insurance and Annuity Company (Sponsor)  . . . .           206,806               444,910        380,024
  Net increase (decrease) in investment by Allmerica Financial
   Life Insurance and Annuity Company (Sponsor)  . . . . . . . . .                 -                     -              -
                                                                          ----------            ----------     ----------
  Net increase (decrease) in net assets from capital transactions.           871,752             1,143,734        762,274
                                                                          ----------            ----------     ----------
  Net increase (decrease) in net assets    . . . . . . . . . . . .         1,636,598             1,403,487        974,578

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . .         2,708,857             1,305,370        330,792
                                                                          ----------            ----------     ----------
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .        $4,345,455            $2,708,857     $1,305,370
                                                                          ----------            ----------     ----------
                                                                          ----------            ----------     ----------





                                                                                        VIPF Growth
                                                                                      Sub-Account 104
                                                                  ---------------------------------------------------------
                                                                           Nine
                                                                        Months Ended            Year Ended December 31,
                                                                    9/30/97 (Unaudited)           1996          1995
                                                                  ----------------------     ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . .        $   65,322             $  64,059    $   (5,979)
  Net realized gain (loss) on investments  . . . . . . . . . . . .            28,598                 9,689         4,162
  Net unrealized gain (loss) on investments  . . . . . . . . . . .           544,681               129,705       157,014
                                                                          ----------              --------     ---------
  Net increase (decrease)  in net assets from operations   . . . .           638,601               203,453       155,197
                                                                          ----------              --------     ---------
FROM  CAPITAL TRANSACTIONS:
  Net premiums . . . . . . . . . . . . . . . . . . . . . . . . . .           555,645               617,121       330,994
  Terminations . . . . . . . . . . . . . . . . . . . . . . . . . .           (27,601)              (14,686)         (711)
  Insurance charges  . . . . . . . . . . . . . . . . . . . . . . .           (33,532)                    -             -
  Other transfers from (to)  the General Account of Allmerica
   Financial Life Insurance and Annuity Company (Sponsor)  . . . .           123,409               476,794       305,484
  Net increase (decrease) in investment by Allmerica Financial
   Life Insurance and Annuity Company (Sponsor)  . . . . . . . . .                 -                     -             -
                                                                          ----------            ----------     ---------
  Net increase (decrease) in net assets from capital transactions.           617,921             1,079,229       635,767
                                                                          ----------            ----------     ---------
  Net increase (decrease) in net assets    . . . . . . . . . . . .         1,256,522             1,282,682       790,964

NET ASSETS:
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . .         2,366,851             1,084,169       293,205
                                                                          ----------            ----------     ----------
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .        $3,623,373            $2,366,851     $1,084,169
                                                                          ----------            ----------     ----------
                                                                          ----------            ----------     ----------

    The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                    VIPF Overseas
                                                                                   Sub-Account 105
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
     Net investment income (loss)  . . . . . . . . . . . . . . .  $   44,726               $    7,296       $   (2,670)
     Net realized gain (loss) on investments   . . . . . . . . .       7,332                   26,178            1,200
     Net unrealized gain (loss) on investments . . . . . . . . .      52,520                   36,231           43,023
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from operations  . . .     104,578                   69,705           41,553
                                                                  -----------              -----------      -----------
  FROM CAPITAL TRANSACTIONS:
     Net premiums  . . . . . . . . . . . . . . . . . . . . . . .      92,564                  142,056          152,554
     Terminations  . . . . . . . . . . . . . . . . . . . . . . .      (3,549)                  (3,164)            (129)
     Insurance charges . . . . . . . . . . . . . . . . . . . . .      (6,714)                      --               --
    Other transfers from (to) the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor) . .     (38,228)                (228,656)          72,800
    Net increase (decrease) in investment by Allmerica Financial
      Life Insurance and Annuity Company (Sponsor) . . . . . . .          --                       --               --
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from capital
      transactions . . . . . . . . . . . . . . . . . . . . . . .      44,073                  (89,764)         225,225
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets . . . . . . . . . . .     148,651                  (20,059)         266,778

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     555,065                  575,124          308,346
                                                                  -----------              -----------      -----------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $  703,716               $  555,065       $  575,124
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------



                                                                                VIPF II Asset Manager
                                                                                   Sub-Account 106
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
     Net investment income (loss)  . . . . . . . . . . . . . . .  $   64,629               $   28,956       $    2,369
     Net realized gain (loss) on investments . . . . . . . . . .       7,006                   19,047            2,905
     Net unrealized gain (loss) on investments . . . . . . . . .      26,621                   23,161           56,562
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from operations  . . .      98,256                   71,164           61,836
                                                                  -----------              -----------      -----------
  FROM CAPITAL TRANSACTIONS:
     Net premiums  . . . . . . . . . . . . . . . . . . . . . . .      71,941                  117,653          161,011
     Terminations  . . . . . . . . . . . . . . . . . . . . . . .     (35,984)                      --               --
     Insurance charges . . . . . . . . . . . . . . . . . . . . .     (13,594)                      --               --
     Other transfers from (to) the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor) . .      36,500                 (180,625)         (13,418)
    Net increase (decrease) in investment by Allmerica Financial
     Life Insurance and Annuity Company (Sponsor)  . . . . . . .          --                     (129)              --
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from capital
     transactions  . . . . . . . . . . . . . . . . . . . . . . .      58,863                  (63,101)         147,593
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets . . . . . . . . . . .     157,119                    8,063          209,429
                                                                  -----------              -----------      -----------
NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     536,104                  528,041          318,612
                                                                  -----------              -----------      -----------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $  693,223               $  536,104       $  528,041
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------






                                                                             T. Rowe Price International Stock
                                                                                     Sub-Account 150
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
     Net investment income (loss)  . . . . . . . . . . . . . . .  $   (4,780)                   3,069             (146)
     Net realized gain (loss) on investments . . . . . . . . . .       4,721                      786               25
     Net unrealized gain (loss) on investments . . . . . . . . .      52,137                   17,465            1,602
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from operations  . . .      52,078                   21,320            1,481
                                                                  -----------              -----------      -----------
  FROM  CAPITAL TRANSACTIONS:
     Net premiums  . . . . . . . . . . . . . . . . . . . . . . .     220,548                   83,905           13,744
     Terminations  . . . . . . . . . . . . . . . . . . . . . . .      (3,009)                    (405)              --
     Insurance charges . . . . . . . . . . . . . . . . . . . . .      (3,887)                      --               --
     Other transfers from (to) the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor) . .     179,189                  192,511           37,762
     Net increase (decrease) in investment by Allmerica Financial
      Life Insurance and Annuity Company (Sponsor) . . . . . . .          --                       --               --
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from capital
     transactions  . . . . . . . . . . . . . . . . . . . . . . .     392,841                  276,011           51,506
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets . . . . . . . . . . .     444,919                  297,331           52,987

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     350,318                   52,987               --
                                                                  -----------              -----------      -----------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $  795,237                  350,318           52,987
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

(a) As of December 31, 1995 and 1996, there were no transactions for Sub-Account 10.

The accompanying notes are an integral part of these financial statements.

                                     Page 6

                              INHEIRITAGE ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                 DGPF International Equity
                                                                                      Sub-Account 207
                                                                 -------------------------------------------------------
                                                                                                For the Year Ended
                                                                   For the Nine                     December 31,
                                                                    Months Ended           -----------------------------
                                                                 9/30/97 (Unaudited)           1996              1995
                                                                 -------------------       -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
     Net investment income (loss)  . . . . . . . . . . . . . . .  $    7,737               $    4,182       $      604
     Net realized gain (loss) on investments   . . . . . . . . .       2,784                    3,693              414
     Net unrealized gain (loss) on investments . . . . . . . . .      58,118                   28,077           11,496
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from operations  . . .      68,639                   35,952           12,514
                                                                  -----------              -----------      -----------
  FROM CAPITAL TRANSACTIONS:
     Net premiums  . . . . . . . . . . . . . . . . . . . . . . .     182,949                   81,837           40,691
     Terminations  . . . . . . . . . . . . . . . . . . . . . . .          --                     (193)            (481)
     Insurance charges . . . . . . . . . . . . . . . . . . . . .      (4,340)                      --               --
    Other transfers from (to) the General Account of Allmerica
      Financial Life Insurance and Annuity Company (Sponsor) . .     244,714                   43,641           40,455
    Net increase (decrease) in investment by Allmerica Financial
      Life Insurance and Annuity Company (Sponsor) . . . . . . .          --                       --               --
                                                                  -----------              -----------      -----------
    Net increase (decrease) in net assets from capital
      transactions . . . . . . . . . . . . . . . . . . . . . . .     423,323                  125,285           80,665
                                                                  -----------              -----------      -----------
     Net increase (decrease) in net assets . . . . . . . . . . .     491,962                  161,237           93,179

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     314,535                  153,298           60,119
                                                                  -----------              -----------      -----------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $  806,497               $  314,535       $  153,298
                                                                  -----------              -----------      -----------
                                                                  -----------              -----------      -----------

The accompanying notes are an integral part of these financial statements.

                                     Page 7

                                 FINANCIAL STATEMENTS

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                                 STATEMENTS OF INCOME



                                                           (UNAUDITED)
                                                NINE MONTHS ENDED SEPTEMBER 30,
 (In millions)                                             1997         1996
-------------------------------------------------------------------------------
REVENUES
   Premiums. . . . . . . . . . . . . . . . . . . . . .   $  23.3      $  25.2
   Universal life and investment product policy fees .     156.4        129.5
   Net investment income . . . . . . . . . . . . . . .     125.8        129.3
   Net realized investment losses. . . . . . . . . . .      (2.9)        (5.7)
   Other income. . . . . . . . . . . . . . . . . . . .       0.6          0.3
                                                         --------     --------
     Total revenues. . . . . . . . . . . . . . . . . .     303.2        278.6
                                                         --------     --------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment
    expenses . . . . . . . . . . . . . . . . . . . . .     147.2        143.5
   Policy acquisition expenses . . . . . . . . . . . .      38.0         36.7
   Loss from cession of disability income business . .      53.9            -
   Other operating expenses. . . . . . . . . . . . . .      71.6         63.6
                                                         --------     --------
      Total benefits, losses and expenses. . . . . . .     310.7        243.8
                                                         --------     --------
(Loss) income before federal income taxes. . . . . . .      (7.5)        34.8
                                                         --------     --------

FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current.. . . . . . . . . . . . . . . . . . . . . .       5.9         18.3
   Deferred. . . . . . . . . . . . . . . . . . . . . .      (8.1)        (8.6)
                                                         --------     --------
Total federal income tax (benefit) expense . . . . . .      (2.2)         9.7
                                                         --------     --------

Net (loss) income. . . . . . . . . . . . . . . . . . .   $  (5.3)     $  25.1
                                                         --------     --------
                                                         --------     --------














    The accompanying notes are an integral part of these financial statements.

              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)


                          STATEMENTS OF SHAREHOLDERS' EQUITY


                                                           (UNAUDITED)
                                                NINE MONTHS ENDED SEPTEMBER 30,
 (In millions)                                             1997         1996
-------------------------------------------------------------------------------
COMMON STOCK
  Balance at beginning and end of period . . . . . . .    $  2.5        $  2.5
                                                         --------     --------

ADDITIONAL PAID-IN CAPITAL
  Balance at beginning and end of period . . . . . . .     346.3         324.3
                                                         --------     --------

RETAINED EARNINGS
  Balance at beginning of period . . . . . . . . . . .     176.4         144.7
  Net (loss) income. . . . . . . . . . . . . . . . . .     ( 5.3)         25.1
                                                         --------     --------
  Balance at end of period . . . . . . . . . . . . . .     171.1         169.8
                                                         --------     --------

NET UNREALIZED APPRECIATION ON INVESTMENTS
  Balance at beginning of period . . . . . . . . . . .      20.5          23.8
    Net appreciation (depreciation) on available-for-sale
         securities. . . . . . . . . . . . . . . . . .      21.7        ( 20.4)
    (Provision) benefit for deferred federal income taxes   (7.6)          7.2
                                                         --------     --------
  Balance at end of period . . . . . . . . . . . . . .      34.6          10.6
                                                         --------     --------

       Total shareholders' equity. . . . . . . . . . .  $  554.5      $  507.2
                                                         --------     --------
                                                         --------     --------





















      The accompanying notes are an integral part of these financial statements.

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                                    BALANCE SHEETS


                                                                            (UNAUDITED)
                                                                            SEPTEMBER 30,  DECEMBER 31,
 (In millions)                                                                  1997          1996
------------------------------------------------------------------------------------------------------
 ASSETS
  Investments:
   Fixed maturities-at fair value (amortized cost of $1,425.0 and $1,660.2) $  1,486.6     $  1,698.0
   Equity securities-at fair value (cost of $33.4 and $33.0) . . . . . . .        51.9           41.5
   Mortgage loans. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       213.7          221.6
   Real estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14.8           26.1
   Policy loans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       138.1          131.7
   Other long-term investments . . . . . . . . . . . . . . . . . . . . . .         0.1            7.9
                                                                            ----------     ----------
       Total investments . . . . . . . . . . . . . . . . . . . . . . . . .     1,905.22       2,126.8
                                                                            ----------     ----------
   Cash and cash equivalents . . . . . . . . . . . . . . . . . . . . . . .        18.3           18.8
   Accrued investment income . . . . . . . . . . . . . . . . . . . . . . .        34.8           37.7
   Deferred policy acquisition costs . . . . . . . . . . . . . . . . . . .       676.0          632.7
   Reinsurance receivable on paid and unpaid losses,
         benefits and unearned premiums. . . . . . . . . . . . . . . . . .        75.0           72.5
   Other assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       210.1            8.2
   Separate account assets . . . . . . . . . . . . . . . . . . . . . . . .     7,040.6        4,524.0
                                                                            ----------     ----------
       Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  9,960.0     $  7,420.7
                                                                            ----------     ----------
                                                                            ----------     ----------

 LIABILITIES
  Policy liabilities and accruals:
   Future policy benefits. . . . . . . . . . . . . . . . . . . . . . . . .  $  2,136.8     $  2,163.0
   Outstanding claims, losses and loss adjustment expenses . . . . . . . .        16.5           15.4
   Unearned premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.6            2.7
   Contractholder deposit funds and other policy liabilities . . . . . . .        36.4           32.8
                                                                            ----------     ----------
       Total policy liabilities and accruals. . . . .  . . . . . . . . . .     2,192.3        2,213.9
                                                                            ----------     ----------
   Expenses and taxes payable. . . . . . . . . . . . . . . . . . . . . . .       117.9           77.3
   Deferred federal income taxes . . . . . . . . . . . . . . . . . . . . .        54.7           60.2
   Separate account liabilities. . . . . . . . . . . . . . . . . . . . . .     7,040.6        4,523.6
                                                                            ----------     ----------
       Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . .     9,405.5        6,873.0
                                                                            ----------     ----------

         Commitments and contingencies

 SHAREHOLDERS' EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized, 2,518 shares
   issued and outstanding. . . . . . . . . . . . . . . . . . . . . . . . .         2.5            2.5
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . .       346.3          346.3
  Unrealized appreciation on investments, net. . . . . . . . . . . . . . .        34.6           20.5
  Retained earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . .       171.1          176.4
                                                                            ----------     ----------
    Total shareholders' equity . . . . . . . . . . . . . . . . . . . . . .       554.5          545.7
                                                                            ----------     ----------
       Total liabilities and shareholders' equity. . . . . . . . . . . . .  $  9,960.0     $  7,420.7
                                                                            ----------     ----------
                                                                            ----------     ----------



    The accompanying notes are an integral part of these financial statements.

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                         STATEMENTS OF CASH FLOWS (UNAUDITED)

                                                                        NINE MONTHS ENDED
                                                                          SEPTEMBER 30,
 (In millions)                                                           1997        1996
------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net (loss) income. . . . . . . . . . . . . . . . . . . . . . .       $   (5.3)   $  25.1
  Adjustments to reconcile net (loss) income to net cash from operating activities:
    Net realized losses. . . . . . . . . . . . . . . . . . . . . . . .      2.9        5.7
    Net amortization and depreciation. . . . . . . . . . . . . . . . .      0.2        2.9
          Deferred federal income taxes. . . . . . . . . . . . . . . .     (8.1)      (8.6)
    Change in deferred acquisition costs . . . . . . . . . . . . . . .    (58.7)     (36.8)
    Change in accrued investment income. . . . . . . . . . . . . . . .      2.9       (2.0)
    Change in policy liabilities and accruals, net . . . . . . . . . .    (20.8)     (38.4)
    Change in reinsurance receivable . . . . . . . . . . . . . . . . .     (2.6)      (3.7)
    Change in expenses and taxes payable . . . . . . . . . . . . . . .     29.6       46.5
    Separate account activity, net . . . . . . . . . . . . . . . . . .      0.4       10.8
    Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.4       (4.0)
                                                                       --------    -------
       Net cash used in operating activities . . . . . . . . . . . . .    (59.1)      (2.5)
                                                                       --------    -------

CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from disposals and maturities of available-for-sale fixed
   maturities. . . . . . . . . . . . . . . . . . . . . . . . . . . .      602.2      643.1
  Proceeds from disposals of equity securities . . . . . . . . . . . .      2.1        1.2
  Proceeds from disposals of other investments . . . . . . . . . . . .     19.4       10.7
  Proceeds from mortgages matured or collected . . . . . . . . . . . .     40.5       16.4
  Purchase of available-for-sale fixed maturities. . . . . . . . . . .   (562.6)    (698.7)
  Purchase of equity securities. . . . . . . . . . . . . . . . . . . .     (1.9)     (12.8)
  Purchase of other investments. . . . . . . . . . . . . . . . . . . .    (41.1)     (21.9)
                                                                       --------    -------
       Net cash provided by (used in) investing activities . . . . . .     58.6      (62.0)
                                                                       --------    -------

 CASH FLOWS FROM FINANCING ACTIVITIES
  Change in short term debt. . . . . . . . . . . . . . . . . . . . . .      --        63.2
                                                                       --------    -------
    Net cash provided by financing activities. . . . . . . . . . . . .      --        63.2
                                                                       --------    -------

 Net change in cash and cash equivalents . . . . . . . . . . . . . . .     (0.5)      (1.3)
 Cash and cash equivalents, beginning of period. . . . . . . . . . . .     18.8       17.3
                                                                       --------    -------
 Cash and cash equivalents, end of period. . . . . . . . . . . . . . . $   18.3    $  16.0
                                                                       --------    -------
                                                                       --------    -------









      The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                        NOTES TO INTERIM FINANCIAL STATEMENTS

1. Organization and Basis of Presentation

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by First Allmerica Financial Life Insurance Company ("First Allmerica"), a stock life insurance company. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by First Allmerica in accordance with a policy established by vote of First Allmerica's Board of Directors.

The accompanying unaudited financial statements of Allmerica Financial have been prepared in accordance with generally accepted accounting principles for stock life insurance companies for interim financial information. The Company began preparing financial statements in accordance with generally accepted accounting principles for the nine months ended September 31, 1996. Adjustments to conform with generally accepted accounting principles are not available on a quarterly basis prior to September 30, 1996. Accordingly, quarterly comparative amounts for the quarters ended September 30, 1996 and 1997 are not presented.

The accompanying interim financial statements reflect, in the opinion of the Company's management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the financial position and results of operations. The results of operations for the nine months ended September 30, 1997 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the Company's 1996 annual audited financial statements.

In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS No. 130). FAS No. 130 established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income will thus represent the sum of net income and other comprehensive income, although FAS No. 130 does not require the use of the terms comprehensive income or other comprehensive income. The accumulated balance of other comprehensive income shall be displayed separately from retained earnings and additional paid-in capital in the statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of FAS No. 130 will result primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

2.  Significant Transactions

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3. Federal Income Taxes

Federal income tax expense for the nine months ended September 30, 1997 and 1996, have been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

4. Commitments and Contingencies

In late July 1997, a lawsuit was instituted in Louisiana against AFC and certain of its subsidiaries, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


REPRESENTATIONS PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF THE REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N8B-2 in Prospectus A.
Cross-reference to items required by Form N8B-2 in Prospectus B.
Prospectus A consists of ____ pages
Prospectus B consists of _____pages

The undertaking to file reports.
The undertaking pursuant to Rule 484 under the Securities Act of 1933. Representations Pursuant to Section 26(e) of the Investment Company Act of 1940 The signatures.

Written consents of the following persons:

     1.   Price Waterhouse
     2.   Opinion of Counsel
     3.   Actuarial Consent

The following exhibits:

     1.   Exhibit 1   (Exhibits required by paragraph A of the instructions to
                       Form N-8B-2)

          (1) Certified copy of Resolutions of the Board of Directors of the Company of September 15, 1993 establishing the Inheiritage Account was previously filed on October 25, 1993 and is herein incorporated by reference.

          (2)  Not Applicable.

          (3) (a) Form of Sales and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed on October 25, 1993 and is herein incorporated by reference.

               (b) Registered Representative Agreement and Resident Sponsor Agreement of Allmerica Investment, Inc. (formerly "SMA Equities, Inc.") were previously filed by the Company on June 3, 1987, Registration No. 33-14672 and are incorporated herein by reference.

          (4)  Not Applicable.


          (5) Forms of Policy and initial Policy riders were previously filed on October 25, 1993 and are herein incorporated by reference. The Preferred Loan Endorsement was previously filed on May 1, 1997 in Post-Effective Amendment No. 5 and is incorporated by reference herein.


          (6) Organizational documents of the Company were previously filed in Post-Effective Amendment No.2, and are herein incorporated by reference.

          (7)  Not Applicable.

          (8) (a) Form of Participation Agreement with Allmerica Investment Trust was previously filed by the Company on June 3, 1987, in Registration Statement No. 33-14672, and is incorporated herein by reference.

               (b) Form of Participation Agreement with Variable Insurance Products Fund and Variable Insurance Products Fund II was previously filed by the Company on June 3, 1987, in Registration Statement No. 33-14672, and is incorporated herein by reference.

               (c) Form of Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed by the Company on December 27, 1991 in Registration Statement No. 33-44830, and is incorporated herein by reference.

               (d) Form of Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on May 1, 1995 and is incorporated herein by reference.

          (9)  Not Applicable.

          (10) Form of Application was previously filed on October 25, 1993 and is herein incorporated by reference.

     2.   Form of Policy and Policy riders are as set forth  Exhibit 1 above.

     3.   Opinion of Counsel is filed herewith.

     4.   Not Applicable.

     5.   Not Applicable.

     6.   Actuarial Opinion and Consent is filed herewith.

     7. Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act which includes conversion procedures pursuant to Rule 6e-3(T)
          (b)(13)(v)(B) was previously filed on October 25, 1993 and is herein incorporated by reference.

     8.   Consent of Independent Accountants is filed herewith.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of February, 1998.

                                INHEIRITAGE ACCOUNT
             OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                        By:     /S/ ABIGAIL M. ARMSTRONG
                           --------------------------------
                            Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 Signatures                     Title                            Date
-----------                     -----                            ----
 /s/ John F. O'Brien           Director and Chairman of         February 2, 1998
--------------------           the Board
 John F. O'Brien

/s/ Bruce C. Anderson           Director
--------------------
Bruce C. Anderson

/s/ Robert E. Bruce             Director
--------------------
Robert E. Bruce


/s/ John P. Kavanaugh           Director, Vice President and
---------------------           Chief Investment Officer
John P. Kavanaugh

/s/ John F. Kelly               Director, Vice President and
--------------------            General Counsel
John F. Kelly


/s/ J. Barry May                Director
--------------------
J. Barry May

/s/ James R. McAuliffe          Director
--------------------
James R. McAuliffe

/s/ Edward J. Parry III         Director, Vice President and
-----------------------         Chief Financial Officer
Edward J. Parry III

/s/ Richard M. Reilly           Director, President and
---------------------           Chief Executive Officer
Richard M. Reilly

/s/ Eric A. Simonsen            Director and Vice President
--------------------
Eric A. Simonsen

/s/ Phillip E. Soule            Director
--------------------
Phillip E. Soule

                                   FORM S-6 EXHIBIT TABLE


      Exhibit 3         Opinion and Consent of Counsel

      Exhibit 6         Actuarial Opinion and Consent

      Exhibit 8         Consent of Independent Accountants